NATIONWIDE

VL SEPARATE

ACCOUNT-C

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide VL Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Global Small Capitalization Fund - Class 2 (AMVGS2)
41 shares (cost $794)	$820
Growth Fund - Class 2 (AMVGR2)
19,608 shares (cost $1,088,421)	1,185,317
International Fund - Class 2 (AMVI2)
639 shares (cost $10,190)	11,258
Calvert VP SRI Equity Portfolio (CVSSE)
297 shares (cost $5,719)	6,340
Stock Index Fund, Inc. - Initial Shares (DSIF)
524,720 shares (cost $16,054,981)	16,717,580
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
582 shares (cost $17,601)	19,349
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
917 shares (cost $3,657)	3,593
Mid Cap Growth Portfolio- Class 1 (OGGO)
49,782 shares (cost $760,446)	906,528
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
3,662 shares (cost $101,154)	104,065
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
4,055 shares (cost $140,031)	163,355
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
30,815 shares (cost $184,275)	189,820
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
57,535 shares (cost $2,428,250)	2,130,521
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
10,674 shares (cost $217,992)	237,185
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
336 shares (cost $4,996)	6,056
Research International Series - Service Class (MVRISC)
7,030 shares (cost $77,590)	86,393
Value Series - Service Class (MVFSC)
6,922 shares (cost $79,851)	98,432
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
106,250 shares (cost $1,585,633)	1,821,122
Emerging Markets Debt Portfolio - Class I (MSEM)
38,064 shares (cost $319,257)	362,369
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
9,649 shares (cost $107,944)	103,915
U.S. Real Estate Portfolio - Class I (MSVRE)
57,206 shares (cost $725,436)	891,841
Federated NVIT High Income Bond Fund - Class I (HIBF)
160,206 shares (cost $1,049,161)	1,105,420
NVIT Emerging Markets Fund - Class I (GEM)
84,610 shares (cost $1,420,484)	1,002,627
NVIT International Equity Fund - Class I (GIG)
8,609 shares (cost $75,463)	78,941
NVIT Nationwide Fund - Class I (TRF)
10,351 shares (cost $95,602)	105,475
NVIT Government Bond Fund - Class I (GBF)
268,084 shares (cost $3,154,319)	3,117,820
American Century NVIT Growth Fund - Class I (CAF)
2,807 shares (cost $42,079)	43,788
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
280 shares (cost $2,477)	2,794
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
589 shares (cost $5,660)	6,122
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
4,863 shares (cost $52,329)	54,753
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
6,143 shares (cost $64,061)	68,560

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
622 shares (cost $6,382)	6,835
NVIT Mid Cap Index Fund - Class I (MCIF)
306,276 shares (cost $5,354,659)	5,828,424
NVIT Money Market Fund - Class I (SAM)
314,203 shares (cost $314,203)	314,203
NVIT Money Market Fund - Class V (SAM5)
59,252,010 shares (cost $59,252,010)	59,252,010
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
12,787 shares (cost $120,445)	134,776
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
4,780 shares (cost $40,897)	44,793
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
707 shares (cost $7,209)	7,526
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
14,236 shares (cost $227,351)	247,563
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
26,028 shares (cost $233,938)	307,132
NVIT Multi-Manager Small Company Fund - Class I (SCF)
78,167 shares (cost $1,188,472)	1,529,720
NVIT Multi-Sector Bond Fund - Class I (MSBF)
16,731 shares (cost $157,453)	158,781
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
1,634 shares (cost $15,341)	18,661
VPS Growth and Income Portfolio - Class A (ALVGIA)
73,333 shares (cost $1,414,937)	1,531,187
VPS International Value Portfolio - Class A (ALVIVA)
3,929 shares (cost $48,184)	50,917
VP Balanced Fund - Class I (ACVB)
38,707 shares (cost $215,483)	275,977
VP Capital Appreciation Fund - Class I (ACVCA)
30,222 shares (cost $319,112)	439,432
VP Income & Growth Fund - Class I (ACVIG)
70,440 shares (cost $428,845)	486,038
VP International Fund - Class I (ACVI)
116,038 shares (cost $985,812)	1,036,219
VP Mid Cap Value Fund - Class I (ACVMV1)
10,275 shares (cost $137,769)	149,815
VP Ultra(R) Fund - Class I (ACVU1)
3,186 shares (cost $31,354)	34,414
VP Value Fund - Class I (ACVV)
121,778 shares (cost $726,533)	793,993
VP Vista(SM) Fund - Class I (ACVVS1)
2,774 shares (cost $33,697)	48,269
MidCap Stock Portfolio - Initial Shares (DVMCS)
1,304 shares (cost $18,585)	20,450
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
431,324 shares (cost $5,132,615)	5,848,759
Appreciation Portfolio - Initial Shares (DCAP)
12,875 shares (cost $502,498)	521,061
Growth and Income Portfolio - Initial Shares (DGI)
7,372 shares (cost $121,126)	162,700
International Value Portfolio - Initial Shares (DVIV)
35,383 shares (cost $359,615)	347,464
Quality Bond Fund II - Primary Shares (FQB)
268,953 shares (cost $3,045,596)	3,173,651
Equity-Income Portfolio - Initial Class (FEIP)
2,396 shares (cost $37,483)	47,777
High Income Portfolio - Initial Class (FHIP)
9,393 shares (cost $47,928)	54,576
VIP Asset Manager Portfolio - Initial Class (FAMP)
174,787 shares (cost $2,154,344)	2,651,512
VIP Contrafund Portfolio - Initial Class (FCP)
6,305 shares (cost $126,842)	166,692
VIP Contrafund Portfolio - Service Class (FCS)
23,186 shares (cost $573,519)	611,184
VIP Equity-Income Portfolio - Service Class (FEIS)
13,202 shares (cost $244,542)	262,322

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

VIP Growth Opportunities Portfolio - Initial Class (FGOP)
820 shares (cost $11,447)	17,884
VIP Growth Opportunities Portfolio - Service Class (FGOS)
66,082 shares (cost $1,247,779)	1,437,938
VIP Growth Portfolio - Initial Class (FGP)
1,288 shares (cost $46,226)	54,177
VIP Growth Portfolio - Service Class (FGS)
15,904 shares (cost $557,207)	667,172
VIP High Income Portfolio - Service Class (FHIS)
12,974 shares (cost $72,879)	74,987
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
11,544 shares (cost $150,091)	149,383
VIP Mid Cap Portfolio - Service Class (FMCS)
16,725 shares (cost $514,114)	508,280
VIP Overseas Portfolio - Initial Class (FOP)
1,752 shares (cost $24,618)	28,188
VIP Overseas Portfolio - Service Class (FOS)
3,889 shares (cost $56,754)	62,299
VIP Value Strategies Portfolio - Service Class (FVSS)
2,076 shares (cost $20,259)	23,003
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
187,613 shares (cost $3,073,108)	3,420,179
Templeton Foreign Securities Fund - Class 2 (TIF2)
12,905 shares (cost $170,731)	185,443
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
18,035 shares (cost $335,232)	351,136
Mid Cap Value- Institutional Shares (GVMCE)
96,734 shares (cost $1,145,104)	1,482,925
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
1,164 shares (cost $20,601)	20,439
Growth Opportunities Funds - Service Class (BNCAI)
1,927 shares (cost $62,866)	67,609
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
8,204 shares (cost $89,636)	89,830
Growth Portfolio - I Class Shares (AMTG)
10,371 shares (cost $119,744)	216,862
Guardian Portfolio - I Class Shares (AMGP)
2,182 shares (cost $40,116)	44,503
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
867 shares (cost $22,339)	26,857
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
29,375 shares (cost $253,572)	340,744
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
356 shares (cost $3,875)	4,694
Balanced Fund/VA - Non-Service Shares (OVMS)
26,395 shares (cost $284,388)	330,471
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
13,424 shares (cost $418,365)	604,891
Core Bond Fund/VA - Non-Service Shares (OVB)
36,667 shares (cost $283,112)	302,870
Global Securities Fund/VA - Non-Service Shares (OVGS)
39,255 shares (cost $921,355)	1,277,742
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
5,654 shares (cost $103,359)	135,516
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2,614 shares (cost $99,369)	143,272
All Asset Portfolio - Administrative Class (PMVAAA)
4,319 shares (cost $45,382)	49,150
Low Duration Portfolio - Administrative Class (PMVLDA)
392,130 shares (cost $4,145,472)	4,227,158
Real Return Portfolio - Administrative Class (PMVRRA)
326,434 shares (cost $4,343,232)	4,651,686
Total Return Portfolio - Administrative Class (PMVTRA)
2,356,894 shares (cost $26,853,529)	27,222,120
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
4,249 shares (cost $42,467)	44,487
Van Kampen V.I. Growth and Income Fund - Series I Shares (ACGI)
13,105 shares (cost $230,367)	263,009

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)
724 shares (cost $4,422)	5,139
V.I. International Growth Fund - Series I (AVIE)
1,769 shares (cost $47,412)	53,129
Micro-Cap Portfolio - Investment Class (ROCMC)
96,088 shares (cost $1,131,446)	1,052,165
Equity Income Portfolio - II (TREI2)
61,685 shares (cost $1,148,561)	1,370,646
Mid-Cap Growth Portfolio - II (TRMCG2)
9,984 shares (cost $225,616)	214,562
New America Growth Portfolio (TRNAG1)
2,813 shares (cost $59,340)	63,774
VIP Trust - Global Bond Fund: Initial Class (VWBF)
31,120 shares (cost $344,740)	370,950
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
105,700 shares (cost $1,469,314)	1,426,947
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
15,773 shares (cost $503,488)	459,469
Variable Insurance Portfolios - Growth (WRGP)
294 shares (cost $2,813)	3,119
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
1,605 shares (cost $10,638)	12,670
Advantage VT Discovery Fund (SVDF)
1,323 shares (cost $20,181)	33,290
Advantage VT Opportunity Fund - Class 2 (SVOF)
2,892 shares (cost $38,208)	57,993

Total Investments	$170,847,749

Other Accounts Payable	(1,508)
Accounts Payable-Global Small Capitalization Fund - Class 2 (AMVGS2)	(4)
Accounts Payable-NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	(4)
Accounts Payable-Variable Insurance Portfolios - Growth (WRGP)	(5)

$170,846,228

Contract Owners’ Equity:
Accumulation units	170,846,228

Total Contract Owners’ Equity (note 8)	$170,846,228

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	AMVGS2	AMVGR2	AMVI2	MLVLC2	CVSSE	DSIF	DSRG
Reinvested dividends	$1,813,272	57	9,474	224	-	6	325,427	158
Asset charges (note 3)	(402,364)	(12)	(3,199)	(157)	-	(15)	(34,228)	(52)

Net investment income (loss)	1,410,908	45	6,275	67	-	(9)	291,199	106

Realized gain (loss) on investments	4,630,593	759	(13,303)	(1,496)	(3)	163	360,408	1,114
Change in unrealized gain (loss) on investments	4,589,124	34	227,677	21,345	20	518	849,119	515

Net gain (loss) on investments	9,219,717	793	214,374	19,849	17	681	1,209,527	1,629

Reinvested capital gains	2,658,342	-	-	-	-	209	760,988	-

Net increase (decrease) in contract owners’ equity resulting from operations	$13,288,967	838	220,649	19,916	17	881	2,261,714	1,735

Investment Activity:	IVKMG1	OGGO	JABS	JACAS	JAGTS	JAIGS	LZREMS	LOVMCV
Reinvested dividends	$-	-	3,181	944	-	12,497	3,712	39
Asset charges (note 3)	(6)	(2,195)	(332)	(393)	(1,861)	(5,102)	(1,057)	(66)

Net investment income (loss)	(6)	(2,195)	2,849	551	(1,861)	7,395	2,655	(27)

Realized gain (loss) on investments	(5)	154,907	(4,309)	8,379	(158,126)	(21,811)	(45,034)	3,687
Change in unrealized gain (loss) on investments	(64)	(57,078)	8,930	24,193	29,099	43,178	178,112	(281)

Net gain (loss) on investments	(69)	97,829	4,621	32,572	(129,027)	21,367	133,078	3,406

Reinvested capital gains	1	11,094	8,997	-	-	218,344	2,695	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(74)	106,728	16,467	33,123	(130,888)	247,106	138,428	3,379

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	MVRISC	MVFSC	MVIVSC	MSEM	MSVMG	MSVRE	HIBF	GEM
Reinvested dividends	$1,745	1,357	26,416	10,264	-	7,584	85,041	4,911
Asset charges (note 3)	(205)	(253)	(5,057)	(1,027)	(251)	(2,496)	(2,822)	(2,389)

Net investment income (loss)	1,540	1,104	21,359	9,237	(251)	5,088	82,219	2,522

Realized gain (loss) on investments	(1,003)	4,433	131,490	17,551	2,333	237,903	68,188	(16,353)
Change in unrealized gain (loss) on investments	11,142	9,473	177,045	42,424	(5,872)	(77,077)	6,255	161,117

Net gain (loss) on investments	10,139	13,906	308,535	59,975	(3,539)	160,826	74,443	144,764

Reinvested capital gains	-	721	-	-	11,725	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,679	15,731	329,894	69,212	7,935	165,914	156,662	147,286

Investment Activity:	GIG	TRF	GBF	CAF	GVIX2	GVIDA	GVIDC	GVIDM
Reinvested dividends	$665	1,483	69,087	246	-	42	106	896
Asset charges (note 3)	(209)	(346)	(9,071)	(93)	(1)	(7)	(15)	(119)

Net investment income (loss)	456	1,137	60,016	153	(1)	35	91	777

Realized gain (loss) on investments	1,702	40,432	38,992	6,891	(118)	38	17	300
Change in unrealized gain (loss) on investments	7,726	(15,291)	(102,030)	(2,802)	-	320	101	3,219

Net gain (loss) on investments	9,428	25,141	(63,038)	4,089	(118)	358	118	3,519

Reinvested capital gains	-	-	98,656	-	-	-	83	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,884	26,278	95,634	4,242	(119)	393	292	4,296

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GVDMA	GVDMC	MCIF	SAM	SAM5	NVMLG1	NVMLV1	NVMMG1
Reinvested dividends	$1,102	116	60,135	-	-	660	583	-
Asset charges (note 3)	(183)	(17)	(11,273)	(798)	(150,306)	(383)	(115)	(18)

Net investment income (loss)	919	99	48,862	(798)	(150,306)	277	468	(18)

Realized gain (loss) on investments	1,804	33	643,927	-	-	6,971	(127)	106
Change in unrealized gain (loss) on investments	5,620	336	(184,003)	-	-	8,513	7,262	164

Net gain (loss) on investments	7,424	369	459,924	-	-	15,484	7,135	270

Reinvested capital gains	-	28	372,780	-	-	3,405	-	699

Net increase (decrease) in contract owners’ equity resulting from operations	$8,343	496	881,566	(798)	(150,306)	19,166	7,603	951

Investment Activity:	SCGF	SCVF	SCF	MSBF	EIF	ALVGIA	ALVIVA	ACVB
Reinvested dividends	$-	2,511	2,342	3,141	227	23,194	855	5,649
Asset charges (note 3)	(638)	(730)	(3,983)	(141)	(46)	(2,926)	(561)	(686)

Net investment income (loss)	(638)	1,781	(1,641)	3,000	181	20,268	294	4,963

Realized gain (loss) on investments	1,071	2,770	226,586	788	531	103,789	(58,773)	1,526
Change in unrealized gain (loss) on investments	28,602	48,140	12,897	1,700	2,325	109,593	114,820	23,024

Net gain (loss) on investments	29,673	50,910	239,483	2,488	2,856	213,382	56,047	24,550

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$29,035	52,691	237,842	5,488	3,037	233,650	56,341	29,513

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	ACVCA	ACVIG	ACVI	ACVMV1	ACVU1	ACVV	ACVVS1	DVMCS
Reinvested dividends	$-	10,110	8,447	3,298	-	24,148	-	92
Asset charges (note 3)	(1,107)	(1,198)	(2,462)	(467)	(89)	(2,993)	(120)	(1,420)

Net investment income (loss)	(1,107)	8,912	5,985	2,831	(89)	21,155	(120)	(1,328)

Realized gain (loss) on investments	7,235	67,002	(67,214)	10,305	3,877	235,261	(180)	(23,141)
Change in unrealized gain (loss) on investments	31,550	(11,031)	244,267	7,564	1,473	(92,649)	6,916	(1,335)

Net gain (loss) on investments	38,785	55,971	177,053	17,869	5,350	142,612	6,736	(24,476)

Reinvested capital gains	24,301	-	-	10,806	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$61,979	64,883	183,038	31,506	5,261	163,767	6,616	(25,804)

Investment Activity:	DVSCS	DCAP	DGI	DVIV	FQB	FEIP	FHIP	FAMP
Reinvested dividends	$24,830	76,362	2,287	9,502	11,113	1,451	3,070	40,318
Asset charges (note 3)	(11,251)	(3,493)	(395)	(820)	(4,060)	(116)	(133)	(6,873)

Net investment income (loss)	13,579	72,869	1,892	8,682	7,053	1,335	2,937	33,445

Realized gain (loss) on investments	796,738	286,369	566	2,611	1,683	25	(73)	101,174
Change in unrealized gain (loss) on investments	(202,215)	(87,592)	22,816	27,240	130,809	2,862	4,006	184,912

Net gain (loss) on investments	594,523	198,777	23,382	29,851	132,492	2,887	3,933	286,086

Reinvested capital gains	192,636	-	-	-	-	2,924	-	19,305

Net increase (decrease) in contract owners’ equity resulting from operations	$800,738	271,646	25,274	38,533	139,545	7,146	6,870	338,836

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FCP	FCS	FEIS	FGOP	FGOS	FGP	FGS	FHIS
Reinvested dividends	$2,210	7,531	7,966	72	4,227	327	3,345	4,148
Asset charges (note 3)	(411)	(2,389)	(668)	(45)	(3,386)	(137)	(1,722)	(182)

Net investment income (loss)	1,799	5,142	7,298	27	841	190	1,623	3,966

Realized gain (loss) on investments	816	45,998	44,243	116	101,143	176	121,633	(239)
Change in unrealized gain (loss) on investments	21,308	196,407	(25,461)	2,866	110,530	6,753	(22,058)	5,901

Net gain (loss) on investments	22,124	242,405	18,782	2,982	211,673	6,929	99,575	5,662

Reinvested capital gains	-	-	18,248	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,923	247,547	44,328	3,009	212,514	7,119	101,198	9,628

Investment Activity:	FIGBS	FMCS	FOP	FOS	FVSS	FTVSV2	TIF2	FTVGI2
Reinvested dividends	$3,341	2,706	528	1,370	110	26,635	5,024	23,996
Asset charges (note 3)	(288)	(1,880)	(67)	(173)	(1,427)	(8,370)	(424)	(1,058)

Net investment income (loss)	3,053	826	461	1,197	(1,317)	18,265	4,600	22,938

Realized gain (loss) on investments	(145)	249,240	(404)	(10,907)	(18,213)	(14,272)	(586)	3,154
Change in unrealized gain (loss) on investments	405	(126,772)	4,729	26,819	(1,727)	553,357	24,826	37,437

Net gain (loss) on investments	260	122,468	4,325	15,912	(19,940)	539,085	24,240	40,591

Reinvested capital gains	3,211	41,395	91	249	-	-	-	602

Net increase (decrease) in contract owners’ equity resulting from operations	$6,524	164,689	4,877	17,358	(21,257)	557,350	28,840	64,131

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GVMCE	SBVSG	BNCAI	AMTB	AMTG	AMGP	AMCG	AMTP
Reinvested dividends	$16,842	70	749	2,698	-	233	-	1,372
Asset charges (note 3)	(3,778)	(41)	(254)	(228)	(545)	(210)	(73)	(810)

Net investment income (loss)	13,064	29	495	2,470	(545)	23	(73)	562

Realized gain (loss) on investments	131,958	(25)	69,659	(636)	2,038	16,941	3,101	5,406
Change in unrealized gain (loss) on investments	94,496	(162)	(53,722)	2,022	23,061	(8,028)	915	42,896

Net gain (loss) on investments	226,454	(187)	15,937	1,386	25,099	8,913	4,016	48,302

Reinvested capital gains	-	837	3,230	-	-	667	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$239,518	679	19,662	3,856	24,554	9,603	3,943	48,864

Investment Activity:	AMFAS	OVMS	OVGR	OVB	OVGS	OVGI	OVAG	PMVAAA
Reinvested dividends	$-	4,321	4,299	14,621	32,170	1,244	-	2,436
Asset charges (note 3)	(11)	(809)	(1,603)	(748)	(3,454)	(331)	(358)	(375)

Net investment income (loss)	(11)	3,512	2,696	13,873	28,716	913	(358)	2,061

Realized gain (loss) on investments	77	(6,164)	56,263	(6,957)	158,772	(125)	3,432	17,551
Change in unrealized gain (loss) on investments	283	39,222	25,180	21,435	69,867	18,833	17,543	31,454

Net gain (loss) on investments	360	33,058	81,443	14,478	228,639	18,708	20,975	49,005

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$349	36,570	84,139	28,351	257,355	19,621	20,617	51,066

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	PMVLDA	PMVRRA	PMVTRA	PIHYB1	ACGI	AVBVI	AVIE	ROCMC
Reinvested dividends	$48,687	45,905	616,712	2,159	4,403	75	1,437	-
Asset charges (note 3)	(6,753)	(11,045)	(50,885)	(99)	(829)	(13)	(242)	(3,387)

Net investment income (loss)	41,934	34,860	565,827	2,060	3,574	62	1,195	(3,387)

Realized gain (loss) on investments	3,799	241,052	209,476	305	25,152	123	4,602	(24,661)
Change in unrealized gain (loss) on investments	84,234	(150,945)	819,020	1,654	23,850	660	7,949	145,816

Net gain (loss) on investments	88,033	90,107	1,028,496	1,959	49,002	783	12,551	121,155

Reinvested capital gains	-	229,186	518,624	1,573	-	-	-	23,181

Net increase (decrease) in contract owners’ equity resulting from operations	$129,967	354,153	2,112,947	5,592	52,576	845	13,746	140,949

Investment Activity:	TREI2	TRMCG2	TRNAG1	VWBF	VWEM	VWHA	WRGP	WRRESP
Reinvested dividends	$26,344	-	458	8,255	-	2,984	2	102
Asset charges (note 3)	(3,441)	(470)	(311)	(930)	(3,302)	(1,290)	(8)	(40)

Net investment income (loss)	22,903	(470)	147	7,325	(3,302)	1,694	(6)	62

Realized gain (loss) on investments	87,566	(18,524)	14,712	234	(24,152)	(41,337)	199	4,139
Change in unrealized gain (loss) on investments	102,087	21,967	6,262	6,366	360,778	20,541	(113)	(1,329)

Net gain (loss) on investments	189,653	3,443	20,974	6,600	336,626	(20,796)	86	2,810

Reinvested capital gains	-	19,685	583	5,207	-	51,084	272	-

Net increase (decrease) in contract owners’ equity resulting from operations	$212,556	22,658	21,704	19,132	333,324	31,982	352	2,872

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	SVDF	SVOF	AVCDI
Reinvested dividends	$-	53	-
Asset charges (note 3)	(82)	(142)	(3)

Net investment income (loss)	(82)	(89)	(3)

Realized gain (loss) on investments	354	1,771	1,373
Change in unrealized gain (loss) on investments	4,808	6,147	(896)

Net gain (loss) on investments	5,162	7,918	477

Reinvested capital gains	-	20	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,080	7,849	474

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		AMVGS2		AMVGR2		AMVI2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,410,908	1,712,485	45	(1)	6,275	5,874	67	3,177
Realized gain (loss) on investments	4,630,593	5,158,382	759	-	(13,303)	(15,541)	(1,496)	(339)
Change in unrealized gain (loss) on investments	4,589,124	(11,506,115)	34	(9)	227,677	(130,781)	21,345	(20,277)
Reinvested capital gains	2,658,342	1,027,172	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,288,967	(3,608,076)	838	(10)	220,649	(140,448)	19,916	(17,439)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,101,954	2,072,874	-	-	1	-	-	-
Transfers between funds	-	-	(2,690)	6,033	(190,301)	1,527,897	(7,794)	212,329
Surrenders (note 6)	(15,889,860)	(2,738,285)	(3,080)	-	(198,800)	-	(193,753)	-
Death Benefits (note 4)	(155,804)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(365)	(657)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(2,614,565)	(2,800,390)	(254)	(21)	(24,979)	(8,709)	(1,358)	(644)
Adjustments to maintain reserves	3,793	527	(7)	7	9	(4)	2	(1)

Net equity transactions	(17,554,847)	(3,465,931)	(6,031)	6,019	(414,070)	1,519,184	(202,903)	211,684

Net change in contract owners’ equity	(4,265,880)	(7,074,007)	(5,193)	6,009	(193,421)	1,378,736	(182,987)	194,245
Contract owners’ equity beginning of period	175,112,108	182,186,115	6,009	-	1,378,736	-	194,245	-

Contract owners’ equity end of period	$170,846,228	175,112,108	816	6,009	1,185,315	1,378,736	11,258	194,245

CHANGES IN UNITS:
Beginning units	12,651,243	13,007,535	668	-	138,625	-	24,773	-
Units purchased	965,078	3,067,042	98	670	12,380	142,005	-	24,857
Units redeemed	(2,089,220)	(3,423,334)	(689)	(2)	(49,660)	(3,380)	(23,553)	(84)

Ending units	11,527,101	12,651,243	77	668	101,345	138,625	1,220	24,773

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MLVLC2		CVSSE		DSIF		DSRG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	(125)	(9)	(16)	291,199	371,347	106	109
Realized gain (loss) on investments	(3)	(363,309)	163	277	360,408	(282,671)	1,114	2,643
Change in unrealized gain (loss) on investments	20	(56)	518	(317)	849,119	(943,818)	515	(2,388)
Reinvested capital gains	-	-	209	-	760,988	205,511	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17	(363,490)	881	(56)	2,261,714	(649,631)	1,735	364

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	75,246	118,570	-	-
Transfers between funds	(625)	371,437	(267)	(1,013)	631,385	(13,410,099)	750	(9,426)
Surrenders (note 6)	-	-	-	-	(1,062,985)	(155,429)	-	-
Death Benefits (note 4)	-	-	-	-	(4,933)	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	177	(233)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(6)	(7,768)	(169)	(187)	(225,797)	(328,483)	(660)	(557)
Adjustments to maintain reserves	1	(5)	(2)	(5)	107	(15)	(5)	-

Net equity transactions	(630)	363,664	(438)	(1,205)	(586,800)	(13,775,689)	85	(9,983)

Net change in contract owners’ equity	(613)	174	443	(1,261)	1,674,914	(14,425,320)	1,820	(9,619)
Contract owners’ equity beginning of period	613	439	5,899	7,160	15,042,689	29,468,009	17,527	27,146

Contract owners’ equity end of period	$-	613	6,342	5,899	16,717,603	15,042,689	19,347	17,527

CHANGES IN UNITS:
Beginning units	52	38	355	424	1,210,300	2,455,050	1,537	2,396
Units purchased	-	708	-	-	98,515	150,259	35	25
Units redeemed	(52)	(694)	(25)	(69)	(136,470)	(1,395,009)	(53)	(884)

Ending units	-	52	330	355	1,172,345	1,210,300	1,519	1,537

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	IVKMG1		OGGO		JABS		JACAS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(6)	-	(2,195)	(2,196)	2,849	2,375	551	41
Realized gain (loss) on investments	(5)	-	154,907	127,405	(4,309)	1,380	8,379	27,684
Change in unrealized gain (loss) on investments	(64)	-	(57,078)	(159,810)	8,930	(7,302)	24,193	(35,457)
Reinvested capital gains	1	-	11,094	-	8,997	4,343	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(74)	-	106,728	(34,601)	16,467	796	33,123	(7,732)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	(1)	33,993	22,077	22,444
Transfers between funds	3,790	-	178,113	(248,412)	(19,922)	54,348	(31,436)	(72,410)
Surrenders (note 6)	-	-	(275)	(90,482)	(26,231)	(12)	(6,196)	(6)
Death Benefits (note 4)	-	-	-	-	-	-	(1,109)	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(124)	-	(9,867)	(9,754)	(4,364)	(3,217)	(5,310)	(5,929)
Adjustments to maintain reserves	(1)	-	13	7	(4)	(16)	(5)	10

Net equity transactions	3,665	-	167,984	(348,641)	(50,522)	85,096	(21,979)	(55,891)

Net change in contract owners’ equity	3,591	-	274,712	(383,242)	(34,055)	85,892	11,144	(63,623)
Contract owners’ equity beginning of period	-	-	631,827	1,015,069	138,114	52,222	152,210	215,833

Contract owners’ equity end of period	$3,591	-	906,539	631,827	104,059	138,114	163,354	152,210

CHANGES IN UNITS:
Beginning units	-	-	32,145	48,346	7,544	2,884	15,106	19,884
Units purchased	379	-	10,929	70	58	4,836	1,806	2,536
Units redeemed	(13)	-	(3,252)	(16,271)	(2,576)	(176)	(3,790)	(7,314)

Ending units	366	-	39,822	32,145	5,026	7,544	13,122	15,106

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JAGTS		JAIGS		LZREMS		LOVMCV
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,861)	(1,693)	7,395	3,533	2,655	17,458	(27)	(8)
Realized gain (loss) on investments	(158,126)	209,115	(21,811)	(13,931)	(45,034)	(5,842)	3,687	903
Change in unrealized gain (loss) on investments	29,099	(184,782)	43,178	(977,474)	178,112	(158,919)	(281)	(1,783)
Reinvested capital gains	-	-	218,344	26,090	2,695	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(130,888)	22,640	247,106	(961,782)	138,428	(147,303)	3,379	(888)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	608	14,389	56,451	90,071	-	-
Transfers between funds	142,126	(1,491,629)	(5,289)	(65,612)	(32,230)	953,752	(31,246)	12
Surrenders (note 6)	-	-	-	-	(793,090)	-	-	-
Death Benefits (note 4)	-	-	(1,498)	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(437)	(582)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(11,371)	(10,457)	(43,800)	(47,092)	(15,565)	(13,329)	(811)	(984)
Adjustments to maintain reserves	17	622	23	(29)	11	(8)	(8)	3

Net equity transactions	130,772	(1,501,464)	(50,393)	(98,926)	(784,423)	1,030,486	(32,065)	(969)

Net change in contract owners’ equity	(116)	(1,478,824)	196,713	(1,060,708)	(645,995)	883,183	(28,686)	(1,857)
Contract owners’ equity beginning of period	189,938	1,668,762	1,933,817	2,994,525	883,183	-	34,736	36,593

Contract owners’ equity end of period	$189,822	189,938	2,130,530	1,933,817	237,188	883,183	6,050	34,736

CHANGES IN UNITS:
Beginning units	37,279	298,426	148,031	154,714	94,810	-	2,998	3,024
Units purchased	-	810	337	1,487	17,767	97,607	-	41
Units redeemed	(5,932)	(261,957)	(3,911)	(8,170)	(91,660)	(2,797)	(2,541)	(67)

Ending units	31,347	37,279	144,457	148,031	20,917	94,810	457	2,998

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MVRISC		MVFSC		MVIVSC		MSEM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,540	1,315	1,104	825	21,359	16,470	9,237	772
Realized gain (loss) on investments	(1,003)	(975)	4,433	419	131,490	10,303	17,551	3,535
Change in unrealized gain (loss) on investments	11,142	(10,514)	9,473	309	177,045	(84,598)	42,424	(2,363)
Reinvested capital gains	-	-	721	332	-	-	-	337

Net increase (decrease) in contract owners’ equity resulting from operations	11,679	(10,174)	15,731	1,885	329,894	(57,825)	69,212	2,281

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(342)	-	(404)	-	40	-	-	-
Transfers between funds	7,620	(3,864)	(13,686)	26,496	(766,370)	644,183	(18,587)	547,537
Surrenders (note 6)	-	-	-	-	(319,449)	(6,880)	(243,320)	-
Death Benefits (note 4)	(4,195)	-	(6,328)	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(3,781)	(3,843)	(4,681)	(3,713)	(40,146)	(25,383)	(20,187)	(4,735)
Adjustments to maintain reserves	2	2	7	(6)	20	2,139	(13)	12

Net equity transactions	(696)	(7,705)	(25,092)	22,777	(1,125,905)	614,059	(282,107)	542,814

Net change in contract owners’ equity	10,983	(17,879)	(9,361)	24,662	(796,011)	556,234	(212,895)	545,095
Contract owners’ equity beginning of period	75,410	93,289	107,797	83,135	2,617,140	2,060,906	575,258	30,163

Contract owners’ equity end of period	$86,393	75,410	98,436	107,797	1,821,129	2,617,140	362,363	575,258

CHANGES IN UNITS:
Beginning units	9,778	10,732	12,156	9,308	187,079	144,340	20,882	1,169
Units purchased	882	-	-	3,262	12,936	53,783	7,989	21,585
Units redeemed	(1,013)	(954)	(2,553)	(414)	(87,444)	(11,044)	(17,692)	(1,872)

Ending units	9,647	9,778	9,603	12,156	112,571	187,079	11,179	20,882

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSVMG		MSVRE		HIBF		GEM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(251)	21	5,088	7,198	82,219	115,604	2,522	4,739
Realized gain (loss) on investments	2,333	23,259	237,903	51,964	68,188	121,377	(16,353)	(9,406)
Change in unrealized gain (loss) on investments	(5,872)	(27,235)	(77,077)	(5,710)	6,255	(178,436)	161,117	(254,031)
Reinvested capital gains	11,725	22	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,935	(3,933)	165,914	53,452	156,662	58,545	147,286	(258,698)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	44	-	38,969	52,939	35,819	68,132	-	-
Transfers between funds	5,961	30,769	4,918	279,259	33,535	(486,916)	(80)	6,683
Surrenders (note 6)	-	-	(509,837)	-	(435,909)	-	-	-
Death Benefits (note 4)	(1,094)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(105)	8	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(3,032)	(1,791)	(18,082)	(31,330)	(19,093)	(22,097)	(27,112)	(23,796)
Adjustments to maintain reserves	5	(21)	2	5	17	(3)	(3)	7

Net equity transactions	1,884	28,957	(484,030)	300,873	(385,736)	(440,876)	(27,195)	(17,106)

Net change in contract owners’ equity	9,819	25,024	(318,116)	354,325	(229,074)	(382,331)	120,091	(275,804)
Contract owners’ equity beginning of period	94,095	69,071	1,209,966	855,641	1,334,503	1,716,834	882,528	1,158,332

Contract owners’ equity end of period	$103,914	94,095	891,850	1,209,966	1,105,429	1,334,503	1,002,619	882,528

CHANGES IN UNITS:
Beginning units	8,177	5,561	40,069	29,662	69,521	92,350	39,554	40,199
Units purchased	495	2,757	1,436	11,365	3,519	3,643	1	289
Units redeemed	(343)	(141)	(16,147)	(958)	(22,747)	(26,472)	(1,123)	(934)

Ending units	8,329	8,177	25,358	40,069	50,293	69,521	38,432	39,554

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GIG		TRF		GBF		CAF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$456	863	1,137	2,168	60,016	130,358	153	92
Realized gain (loss) on investments	1,702	12,549	40,432	(461)	38,992	11,500	6,891	5,849
Change in unrealized gain (loss) on investments	7,726	(22,571)	(15,291)	(580)	(102,030)	175,302	(2,802)	(5,988)
Reinvested capital gains	-	-	-	-	98,656	14,521	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,884	(9,159)	26,278	1,127	95,634	331,681	4,242	(47)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	7,764	17,570	228,365	498,372	356	-
Transfers between funds	(11,364)	33,410	(92,245)	69,785	23,895	186,429	25,946	(7,587)
Surrenders (note 6)	-	-	(116,765)	-	(2,147,542)	(55)	(12,008)	-
Death Benefits (note 4)	-	-	-	-	(3,570)	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(2,230)	(1,694)	(2,744)	(3,963)	(58,114)	(125,034)	(1,277)	(1,072)
Adjustments to maintain reserves	4	5	(4)	7	15	7	(1)	(2)

Net equity transactions	(13,590)	31,721	(203,994)	83,399	(1,956,951)	559,719	13,016	(8,661)

Net change in contract owners’ equity	(3,706)	22,562	(177,716)	84,526	(1,861,317)	891,400	17,258	(8,708)
Contract owners’ equity beginning of period	82,654	60,092	283,188	198,662	4,979,130	4,087,730	26,530	35,238

Contract owners’ equity end of period	$78,948	82,654	105,472	283,188	3,117,813	4,979,130	43,788	26,530

CHANGES IN UNITS:
Beginning units	6,959	4,554	24,150	17,101	257,571	216,088	3,316	4,363
Units purchased	19	4,908	634	7,490	17,754	38,869	2,948	41
Units redeemed	(1,214)	(2,503)	(16,837)	(441)	(123,678)	2,614	(1,452)	(1,088)

Ending units	5,764	6,959	7,947	24,150	151,647	257,571	4,812	3,316

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIX2		GVIDA		GVIDC		GVIDM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1)	(1)	35	50	91	126	777	6,724
Realized gain (loss) on investments	(118)	(64)	38	358	17	4	300	81,016
Change in unrealized gain (loss) on investments	-	-	320	(423)	101	2	3,219	(74,765)
Reinvested capital gains	-	-	-	-	83	21	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(119)	(65)	393	(15)	292	153	4,296	12,975

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(949)	1,032	(69)	(1,839)	194	510	29,243	(423,299)
Surrenders (note 6)	-	-	-	-	-	-	(11,283)	(54,551)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(10)	(4)	(112)	(120)	(305)	(262)	(1,559)	(13,543)
Adjustments to maintain reserves	108	7	(9)	7	(9)	5	4	8

Net equity transactions	(851)	1,035	(190)	(1,952)	(120)	253	16,405	(491,385)

Net change in contract owners’ equity	(970)	970	203	(1,967)	172	406	20,701	(478,410)
Contract owners’ equity beginning of period	970	-	2,587	4,554	5,948	5,542	34,057	512,467

Contract owners’ equity end of period	$-	970	2,790	2,587	6,120	5,948	54,758	34,057

CHANGES IN UNITS:
Beginning units	141	-	179	302	416	398	2,310	34,662
Units purchased	-	142	-	2	13	37	1,872	553
Units redeemed	(141)	(1)	(12)	(125)	(21)	(19)	(822)	(32,905)

Ending units	-	141	167	179	408	416	3,360	2,310

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVDMA		GVDMC		MCIF		SAM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$919	964	99	124	48,862	34,512	(798)	(809)
Realized gain (loss) on investments	1,804	257	33	57	643,927	397,342	-	-
Change in unrealized gain (loss) on investments	5,620	(3,555)	336	(49)	(184,003)	(709,585)	-	-
Reinvested capital gains	-	-	28	-	372,780	96,280	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,343	(2,334)	496	132	881,566	(181,451)	(798)	(809)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(8,550)	32,925	111	840	(333,593)	(464,898)	-	-
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,739)	(1,392)	(242)	(204)	(47,992)	(49,549)	(6,205)	(5,724)
Adjustments to maintain reserves	6	(6)	(6)	2	52	(38)	8	1

Net equity transactions	(10,283)	31,527	(137)	638	(381,533)	(514,485)	(6,197)	(5,723)

Net change in contract owners’ equity	(1,940)	29,193	359	770	500,033	(695,936)	(6,995)	(6,532)
Contract owners’ equity beginning of period	70,499	41,306	6,474	5,704	5,328,405	6,024,341	321,202	327,734

Contract owners’ equity end of period	$68,559	70,499	6,833	6,474	5,828,438	5,328,405	314,207	321,202

CHANGES IN UNITS:
Beginning units	4,776	2,732	437	392	282,523	310,712	23,658	24,079
Units purchased	-	2,136	7	59	8	3,759	-	-
Units redeemed	(683)	(92)	(16)	(14)	(18,802)	(31,948)	(457)	(421)

Ending units	4,093	4,776	428	437	263,729	282,523	23,201	23,658

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SAM5		NVMLG1		NVMLV1		NVMMG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(150,306)	(135,130)	277	(363)	468	433	(18)	(51)
Realized gain (loss) on investments	-	-	6,971	1,718	(127)	(616)	106	6,518
Change in unrealized gain (loss) on investments	-	-	8,513	(5,943)	7,262	(4,283)	164	(7,350)
Reinvested capital gains	-	-	3,405	-	-	1,725	699	-

Net increase (decrease) in contract owners’ equity resulting from operations	(150,306)	(135,130)	19,166	(4,588)	7,603	(2,741)	951	(883)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	47	1,236	-	-	-	-	-	37
Transfers between funds	1,731,446	8,766,391	(25,573)	3,194	(9,147)	5,042	427	(15,385)
Surrenders (note 6)	(890,275)	(1,011,641)	-	-	-	-	-	-
Death Benefits (note 4)	(22,179)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(773,431)	(699,740)	(4,060)	(3,604)	(1,899)	(1,800)	(367)	(648)
Adjustments to maintain reserves	433	(357)	5	(8)	1	(4)	(4)	2

Net equity transactions	46,041	7,055,889	(29,628)	(418)	(11,045)	3,238	56	(15,994)

Net change in contract owners’ equity	(104,265)	6,920,759	(10,462)	(5,006)	(3,442)	497	1,007	(16,877)
Contract owners’ equity beginning of period	59,356,352	52,435,593	145,239	150,245	48,233	47,736	6,514	23,391

Contract owners’ equity end of period	$59,252,087	59,356,352	134,777	145,239	44,791	48,233	7,521	6,514

CHANGES IN UNITS:
Beginning units	5,173,120	4,560,736	15,823	15,853	4,891	4,547	678	2,326
Units purchased	189,045	971,652	-	345	25	518	40	31
Units redeemed	(185,359)	(359,268)	(3,172)	(375)	(1,051)	(174)	(35)	(1,679)

Ending units	5,176,806	5,173,120	12,651	15,823	3,865	4,891	683	678

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SCGF		SCVF		SCF		MSBF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(638)	(1,335)	1,781	263	(1,641)	6,527	3,000	15,885
Realized gain (loss) on investments	1,071	125,601	2,770	575,052	226,586	222,080	788	33,308
Change in unrealized gain (loss) on investments	28,602	(34,409)	48,140	(537,771)	12,897	(376,442)	1,700	(18,633)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,035	89,857	52,691	37,544	237,842	(147,835)	5,488	30,560

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	1,194	1,410	-	-
Transfers between funds	(6,532)	(91,818)	(2,066)	(3,405,523)	(391,871)	(256,737)	116,697	(487,032)
Surrenders (note 6)	-	-	-	-	(8,248)	(169,459)	(3,360)	(167,940)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(7,704)	(10,426)	(10,655)	(12,938)	(21,547)	(55,052)	(3,432)	(17,110)
Adjustments to maintain reserves	7	(9)	14	(3)	29	(9)	1	(10)

Net equity transactions	(14,229)	(102,253)	(12,707)	(3,418,464)	(420,443)	(479,847)	109,906	(672,092)

Net change in contract owners’ equity	14,806	(12,396)	39,984	(3,380,920)	(182,601)	(627,682)	115,394	(641,532)
Contract owners’ equity beginning of period	232,763	245,159	267,153	3,648,073	1,712,323	2,340,005	43,383	684,915

Contract owners’ equity end of period	$247,569	232,763	307,137	267,153	1,529,722	1,712,323	158,777	43,383

CHANGES IN UNITS:
Beginning units	14,809	15,458	11,349	146,751	75,903	97,696	2,326	38,663
Units purchased	17	39	4	-	113	4,230	6,806	-
Units redeemed	(906)	(688)	(493)	(135,402)	(17,161)	(26,023)	(1,529)	(36,337)

Ending units	13,920	14,809	10,860	11,349	58,855	75,903	7,603	2,326

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	EIF		ALVGIA		ALVIVA		ACVB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$181	251	20,268	327	294	31,540	4,963	4,331
Realized gain (loss) on investments	531	16,711	103,789	1,588	(58,773)	(6,981)	1,526	397
Change in unrealized gain (loss) on investments	2,325	(15,118)	109,593	(423)	114,820	(191,213)	23,024	8,239
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,037	1,844	233,650	1,492	56,341	(166,654)	29,513	12,967

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	1,194	8,992	66,803	128,685	-	-
Transfers between funds	(1,938)	(39,191)	1,286,578	4,845	(8,298)	(228,726)	(1,005)	(54)
Surrenders (note 6)	-	-	(18,448)	(11)	(745,827)	-	-	(1)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(712)	(1,398)	(15,100)	(1,963)	(4,861)	(15,054)	(13,658)	(11,710)
Adjustments to maintain reserves	-	-	(3)	13	3	9	6	4

Net equity transactions	(2,650)	(40,589)	1,254,221	11,876	(692,180)	(115,086)	(14,657)	(11,761)

Net change in contract owners’ equity	387	(38,745)	1,487,871	13,368	(635,839)	(281,740)	14,856	1,206
Contract owners’ equity beginning of period	18,270	57,015	43,312	29,944	686,756	968,496	261,127	259,921

Contract owners’ equity end of period	$18,657	18,270	1,531,183	43,312	50,917	686,756	275,983	261,127

CHANGES IN UNITS:
Beginning units	1,531	4,655	2,684	1,968	108,779	123,777	17,669	18,479
Units purchased	-	103	80,162	840	9,847	15,663	-	-
Units redeemed	(208)	(3,227)	(1,899)	(124)	(111,578)	(30,661)	(924)	(810)

Ending units	1,323	1,531	80,947	2,684	7,048	108,779	16,745	17,669

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVCA		ACVIG		ACVI		ACVMV1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,107)	(1,093)	8,912	5,876	5,985	14,319	2,831	1,020
Realized gain (loss) on investments	7,235	11,653	67,002	(12,795)	(67,214)	(72,444)	10,305	43
Change in unrealized gain (loss) on investments	31,550	(39,358)	(11,031)	12,637	244,267	(79,355)	7,564	4,482
Reinvested capital gains	24,301	-	-	-	-	-	10,806	-

Net increase (decrease) in contract owners’ equity resulting from operations	61,979	(28,798)	64,883	5,718	183,038	(137,480)	31,506	5,545

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	81,260	2,726	1,481	4,833	4	-
Transfers between funds	1,508	(3,621)	38,946	(11,776)	(90,891)	(150,771)	(24,566)	273,165
Surrenders (note 6)	-	-	(133,553)	-	(10,522)	(42)	(124,880)	-
Death Benefits (note 4)	-	-	(3,045)	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(21,959)	(19,724)	(9,718)	(8,285)	(26,283)	(38,056)	(9,239)	(1,722)
Adjustments to maintain reserves	2	(21)	11	(5)	12	(17)	(2)	4

Net equity transactions	(20,449)	(23,366)	(26,099)	(17,340)	(126,203)	(184,053)	(158,683)	271,447

Net change in contract owners’ equity	41,530	(52,164)	38,784	(11,622)	56,835	(321,533)	(127,177)	276,992
Contract owners’ equity beginning of period	397,896	450,060	447,257	458,879	979,393	1,300,926	276,992	-

Contract owners’ equity end of period	$439,426	397,896	486,041	447,257	1,036,228	979,393	149,815	276,992

CHANGES IN UNITS:
Beginning units	18,298	19,302	33,414	35,261	76,433	89,078	26,309	-
Units purchased	61	-	8,225	239	102	370	9,550	28,599
Units redeemed	(895)	(1,004)	(9,914)	(2,086)	(9,623)	(13,015)	(23,596)	(2,290)

Ending units	17,464	18,298	31,725	33,414	66,912	76,433	12,263	26,309

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ACVU1		ACVV		ACVVS1		DVMCS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(89)	(86)	21,155	14,033	(120)	(115)	(1,328)	47
Realized gain (loss) on investments		3,877	2,106	235,261	44,093	(180)	(668)	(23,141)	476
Change in unrealized gain (loss) on investments		1,473	(1,785)	(92,649)	(54,469)	6,916	(2,830)	(1,335)	(543)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		5,261	235	163,767	3,657	6,616	(3,613)	(25,804)	(20)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		879	6,562	-	-	-	-	-	-
Transfers between funds		(2,252)	(4,758)	(70,399)	(112,244)	446	(205)	35,300	1,108
Surrenders (note 6)		(5,672)	(3)	-	(22,495)	-	-	-	-
Death Benefits (note 4)		-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)		-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)		(1,350)	(1,321)	(29,175)	(24,642)	(2,378)	(2,072)	(7,497)	(801)
Adjustments to maintain reserves		6	(6)	12	(23)	5	(5)	(1)	(8)

Net equity transactions		(8,389)	474	(99,562)	(159,404)	(1,927)	(2,282)	27,802	299

Net change in contract owners’ equity		(3,128)	709	64,205	(155,747)	4,689	(5,895)	1,998	279
Contract owners’ equity beginning of period		37,546	36,837	729,794	885,541	43,583	49,478	18,444	18,165

Contract owners’ equity end of period	$	34,418	37,546	793,999	729,794	48,272	43,583	20,442	18,444

CHANGES IN UNITS:
Beginning units		3,135	3,101	39,691	48,529	3,534	3,686	1,020	1,006
Units purchased		62	605	-	134	33	97	310	59
Units redeemed		(668)	(571)	(1,907)	(8,972)	(173)	(249)	(383)	(45)

Ending units		2,529	3,135	37,784	39,691	3,394	3,534	947	1,020

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		DVSCS		DCAP		DGI		DVIV
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:

Net investment income (loss)	$	13,579	25,939	72,869	6,431	1,892	1,549	8,682	15,137
Realized gain (loss) on investments		796,738	21,221	286,369	851	566	(96)	2,611	(77,660)
Change in unrealized gain (loss) on investments		(202,215)	(65,854)	(87,592)	32,788	22,816	(6,179)	27,240	(68,355)
Reinvested capital gains		192,636	15,143	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		800,738	(3,551)	271,646	40,070	25,274	(4,726)	38,533	(130,878)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		(320)	-	10,051	12,588	-	-	-	-
Transfers between funds		(173,307)	(665,521)	(209,008)	34,330	513	(41)	2,297	(304,856)
Surrenders (note 6)		(560)	(900)	(39,974)	(40)	-	-	-	(109,980)
Death Benefits (note 4)		(315)	-	(1,955)	-	-	-	-	-
Net policy repayments (loans) (note 5)		-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)		(46,986)	(48,221)	(22,442)	(12,214)	(7,845)	(6,851)	(10,851)	(24,035)
Adjustments to maintain reserves		44	(23)	8	6	2	(4)	4	36

Net equity transactions		(221,444)	(714,665)	(263,320)	34,670	(7,330)	(6,896)	(8,550)	(438,835)

Net change in contract owners’ equity		579,294	(718,216)	8,326	74,740	17,944	(11,622)	29,983	(569,713)

Contract owners’ equity beginning of period		5,269,485	5,987,701	512,732	437,992	144,758	156,380	317,479	887,192

Contract owners’ equity end of period	$	5,848,779	5,269,485	521,058	512,732	162,702	144,758	347,462	317,479

CHANGES IN UNITS:

Beginning units		312,895	356,829	31,920	29,630	13,415	14,052	21,062	47,861
Units purchased		4,677	11,173	544	3,084	43	-	140	2,579
Units redeemed		(16,905)	(55,107)	(3,044)	(794)	(656)	(637)	(691)	(29,378)

Ending units		300,667	312,895	29,420	31,920	12,802	13,415	20,511	21,062

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FQB		FEIP		FHIP		FAMP
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:

Net investment income (loss)	$	7,053	23,878	1,335	1,009	2,937	3,381	33,445	61,014
Realized gain (loss) on investments		1,683	18,559	25	(151)	(73)	(72)	101,174	(97,811)
Change in unrealized gain (loss) on investments		130,809	(30,852)	2,862	(533)	4,006	(1,524)	184,912	(59,387)
Reinvested capital gains		-	-	2,924	-	-	-	19,305	17,065

Net increase (decrease) in contract owners’ equity resulting from operations		139,545	11,585	7,146	325	6,870	1,785	338,836	(79,119)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		-	89	-	-	-	-	-	-
Transfers between funds		2,786,732	(229,846)	47	3,007	(358)	4,516	(1,036,883)	(969,141)
Surrenders (note 6)		-	-	-	-	-	-	-	(1)
Death Benefits (note 4)		-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)		-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)		(23,773)	(12,279)	(2,294)	(1,846)	(2,638)	(2,157)	(45,461)	(52,511)
Adjustments to maintain reserves		8	12	9	(10)	11	(4)	21	-

Net equity transactions		2,762,967	(242,024)	(2,238)	1,151	(2,985)	2,355	(1,082,323)	(1,021,653)

Net change in contract owners’ equity		2,902,512	(230,439)	4,908	1,476	3,885	4,140	(743,487)	(1,100,772)
Contract owners’ equity beginning of period		271,143	501,582	42,873	41,397	50,701	46,561	3,395,004	4,495,776

Contract owners’ equity end of period	$	3,173,655	271,143	47,781	42,873	54,586	50,701	2,651,517	3,395,004

CHANGES IN UNITS:
Beginning units		14,557	27,472	3,384	3,291	2,722	2,594	238,337	306,766
Units purchased		142,328	67	4	238	-	245	-	-
Units redeemed		(1,207)	(12,982)	(165)	(145)	(150)	(117)	(72,435)	(68,429)

Ending units		155,678	14,557	3,223	3,384	2,572	2,722	165,902	238,337

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FCP		FCS		FEIS		FGOP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,799	1,245	5,142	11,894	7,298	7,756	27	(12)
Realized gain (loss) on investments	816	255	45,998	563,162	44,243	51,992	116	4
Change in unrealized gain (loss) on investments	21,308	(5,907)	196,407	(914,826)	(25,461)	(52,558)	2,866	293
Reinvested capital gains	-	-	-	-	18,248	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	23,923	(4,407)	247,547	(339,770)	44,328	7,190	3,009	285

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	142,549	213,972	20,921	22,191	-	-
Transfers between funds	187	15,594	(131,460)	(447,568)	(141,817)	(91,034)	13	1,175
Surrenders (note 6)	-	-	(1,540,635)	(17)	-	-	-	-
Death Benefits (note 4)	-	-	(6,631)	-	(1,905)	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(8,156)	(6,609)	(22,197)	(51,958)	(6,247)	(7,468)	(884)	(686)
Adjustments to maintain reserves	(3)	(34)	13	(36)	(10)	3	7	(5)

Net equity transactions	(7,972)	8,951	(1,558,361)	(285,607)	(129,058)	(76,308)	(864)	484

Net change in contract owners’ equity	15,951	4,544	(1,310,814)	(625,377)	(84,730)	(69,118)	2,145	769
Contract owners’ equity beginning of period	150,736	146,192	1,921,999	2,547,376	347,046	416,164	15,742	14,973

Contract owners’ equity end of period	$166,687	150,736	611,185	1,921,999	262,316	347,046	17,887	15,742

CHANGES IN UNITS:
Beginning units	9,281	8,752	102,095	121,657	24,684	29,780	1,426	1,384
Units purchased	10	922	7,311	9,785	1,305	1,681	1	103
Units redeemed	(453)	(393)	(82,806)	(29,347)	(10,028)	(6,777)	(69)	(61)

Ending units	8,838	9,281	26,600	102,095	15,961	24,684	1,358	1,426

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FGOS		FGP		FGS		FHIS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$841	(2,287)	190	70	1,623	(39)	3,966	5,306
Realized gain (loss) on investments	101,143	23,333	176	(145)	121,633	(9,924)	(239)	(47,578)
Change in unrealized gain (loss) on investments	110,530	(13,909)	6,753	(140)	(22,058)	6,369	5,901	73,244
Reinvested capital gains	-	-	-	176	-	2,461	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	212,514	7,137	7,119	(39)	101,198	(1,133)	9,628	30,972

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	4,397	-	-	593	6,931	-	-
Transfers between funds	101,362	250,963	(103)	3,646	(16,129)	(75,021)	(13,757)	(1,562,082)
Surrenders (note 6)	(37,078)	-	-	-	(31,695)	(28,322)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	150	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(25,665)	(37,044)	(2,719)	(3,918)	(19,094)	(22,185)	(1,336)	(10,110)
Adjustments to maintain reserves	2	(8)	9	(8)	10	4	6	111

Net equity transactions	38,621	218,308	(2,813)	(130)	(66,315)	(118,593)	(15,087)	(1,572,081)

Net change in contract owners’ equity	251,135	225,445	4,306	(169)	34,883	(119,726)	(5,459)	(1,541,109)
Contract owners’ equity beginning of period	1,186,801	961,356	49,876	50,045	632,298	752,024	80,454	1,621,563

Contract owners’ equity end of period	$1,437,936	1,186,801	54,182	49,876	667,181	632,298	74,995	80,454

CHANGES IN UNITS:
Beginning units	116,596	96,266	5,137	5,152	46,936	55,697	5,829	121,792
Units purchased	7,123	23,883	-	564	37	647	-	1
Units redeemed	(5,169)	(3,553)	(259)	(579)	(3,694)	(9,408)	(1,059)	(115,964)

Ending units	118,550	116,596	4,878	5,137	43,279	46,936	4,770	5,829

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FIGBS		FMCS		FOP		FOS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$3,053	1,262	826	(653)	461	335	1,197	1,627
Realized gain (loss) on investments	(145)	148	249,240	30,282	(404)	(515)	(10,907)	14,889
Change in unrealized gain (loss) on investments	405	111	(126,772)	(185,841)	4,729	(4,631)	26,819	(46,204)
Reinvested capital gains	3,211	1,025	41,395	2,535	91	54	249	449

Net increase (decrease) in contract owners’ equity resulting from operations	6,524	2,546	164,689	(153,677)	4,877	(4,757)	17,358	(29,239)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(96)	-	77,025	110,982	-	-	21,713	22,481
Transfers between funds	104,307	2,806	(43,680)	202,722	312	(20)	(107,994)	(101,840)
Surrenders (note 6)	-	-	(1,001,166)	-	-	-	(5,687)	(26)
Death Benefits (note 4)	-	-	-	-	-	-	(173)	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(4,486)	(1,188)	(25,860)	(27,988)	(1,332)	(1,249)	(2,557)	(7,283)
Adjustments to maintain reserves	3	(3)	8	(13)	3	7	(3)	1

Net equity transactions	99,728	1,615	(993,673)	285,703	(1,017)	(1,262)	(94,701)	(86,667)

Net change in contract owners’ equity	106,252	4,161	(828,984)	132,026	3,860	(6,019)	(77,343)	(115,906)
Contract owners’ equity beginning of period	43,134	38,973	1,337,260	1,205,234	24,329	30,348	139,638	255,544

Contract owners’ equity end of period	$149,386	43,134	508,276	1,337,260	28,189	24,329	62,295	139,638

CHANGES IN UNITS:
Beginning units	3,082	2,978	88,464	71,093	2,213	2,281	11,827	17,869
Units purchased	7,359	192	11,551	26,739	25	-	1,612	1,989
Units redeemed	(324)	(88)	(70,613)	(9,368)	(109)	(68)	(9,051)	(8,031)

Ending units	10,117	3,082	29,402	88,464	2,129	2,213	4,388	11,827

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FVSS		FTVSV2		TIF2		FTVGI2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,317)	138	18,265	19,416	4,600	2,196	22,938	(243)
Realized gain (loss) on investments	(18,213)	655	(14,272)	46,401	(586)	920	3,154	(128)
Change in unrealized gain (loss) on investments	(1,727)	(2,535)	553,357	(327,776)	24,826	(22,361)	37,437	(21,533)
Reinvested capital gains	-	-	-	-	-	-	602	-

Net increase (decrease) in contract owners’ equity resulting from operations	(21,257)	(1,742)	557,350	(261,959)	28,840	(19,245)	64,131	(21,904)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	32,303	55,898	1,481	377	40	-
Transfers between funds	33,296	2,012	(240,747)	3,150,403	9,604	30,874	(12,007)	636,108
Surrenders (note 6)	-	-	(403,153)	-	(8,111)	(27)	(290,640)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(7,503)	(809)	(34,671)	(39,653)	(5,575)	(6,639)	(20,978)	(3,615)
Adjustments to maintain reserves	17	(10)	28	(18)	12	-	6	(6)

Net equity transactions	25,810	1,193	(646,240)	3,166,630	(2,589)	24,585	(323,579)	632,487

Net change in contract owners’ equity	4,553	(549)	(88,890)	2,904,671	26,251	5,340	(259,448)	610,583
Contract owners’ equity beginning of period	18,458	19,007	3,509,080	604,409	159,199	153,859	610,583	-

Contract owners’ equity end of period	$23,011	18,458	3,420,190	3,509,080	185,450	159,199	351,135	610,583

CHANGES IN UNITS:
Beginning units	1,256	1,176	257,331	42,559	8,964	7,723	42,354	-
Units purchased	438	131	3,517	234,502	639	1,574	18,644	42,600
Units redeemed	(459)	(51)	(48,423)	(19,730)	(749)	(333)	(39,777)	(246)

Ending units	1,235	1,256	212,425	257,331	8,854	8,964	21,221	42,354

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVMCE		SBVSG		BNCAI		AMTB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$13,064	6,528	29	-	495	(593)	2,470	3,497
Realized gain (loss) on investments	131,958	215,991	(25)	-	69,659	63,927	(636)	(1,050)
Change in unrealized gain (loss) on investments	94,496	(336,789)	(162)	-	(53,722)	(54,539)	2,022	(2,410)
Reinvested capital gains	-	-	837	-	3,230	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	239,518	(114,270)	679	-	19,662	8,795	3,856	37

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	21	-	593	34,367	-	-
Transfers between funds	(132,676)	(533,657)	20,437	-	(141,094)	(105,314)	(219)	769
Surrenders (note 6)	(250)	(188,209)	-	-	(19,076)	(23)	-	-
Death Benefits (note 4)	-	-	(315)	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(18,742)	(30,739)	(383)	-	(3,147)	(5,218)	(4,534)	(4,207)
Adjustments to maintain reserves	6	2	6	-	8	(9)	11	(5)

Net equity transactions	(151,662)	(752,603)	19,766	-	(162,716)	(76,197)	(4,742)	(3,443)

Net change in contract owners’ equity	87,856	(866,873)	20,445	-	(143,054)	(67,402)	(886)	(3,406)
Contract owners’ equity beginning of period	1,395,075	2,261,948	-	-	210,665	278,067	90,722	94,128

Contract owners’ equity end of period	$1,482,931	1,395,075	20,445	-	67,611	210,665	89,836	90,722

CHANGES IN UNITS:
Beginning units	67,330	101,953	-	-	9,949	13,627	6,903	7,165
Units purchased	4,514	-	1,688	-	45	1,568	-	57
Units redeemed	(11,279)	(34,623)	(57)	-	(7,287)	(5,246)	(352)	(319)

Ending units	60,565	67,330	1,631	-	2,707	9,949	6,551	6,903

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMTG		AMGP		AMCG		AMTP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(545)	(529)	23	200	(73)	(184)	562	(877)
Realized gain (loss) on investments	2,038	1,926	16,941	4,768	3,101	26,547	5,406	20,685
Change in unrealized gain (loss) on investments	23,061	(2,453)	(8,028)	(7,863)	915	(17,612)	42,896	(57,272)
Reinvested capital gains	-	-	667	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	24,554	(1,056)	9,603	(2,895)	3,943	8,751	48,864	(37,464)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	41	74	-	-	-	-
Transfers between funds	1,760	(2,435)	(41,234)	10,790	(10,701)	(139,248)	(12,490)	(44,746)
Surrenders (note 6)	-	-	-	(1)	-	-	-	-
Death Benefits (note 4)	-	-	(1,100)	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(10,833)	(9,509)	(2,439)	(2,133)	(1,031)	(3,202)	(6,383)	(7,458)
Adjustments to maintain reserves	(4)	10	(9)	12	(3)	3	6	(3)

Net equity transactions	(9,077)	(11,934)	(44,741)	8,742	(11,735)	(142,447)	(18,867)	(52,207)

Net change in contract owners’ equity	15,477	(12,990)	(35,138)	5,847	(7,792)	(133,696)	29,997	(89,671)
Contract owners’ equity beginning of period	201,385	214,375	79,633	73,786	34,655	168,351	310,755	400,426

Contract owners’ equity end of period	$216,862	201,385	44,495	79,633	26,863	34,655	340,752	310,755

CHANGES IN UNITS:
Beginning units	16,821	17,823	5,520	4,952	1,814	8,832	24,296	27,682
Units purchased	132	1	-	710	-	42	24	187
Units redeemed	(826)	(1,003)	(2,777)	(142)	(560)	(7,060)	(1,414)	(3,573)

Ending units	16,127	16,821	2,743	5,520	1,254	1,814	22,906	24,296

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMFAS		OVMS		OVGR		OVB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(11)	(14)	3,512	6,459	2,696	4,089	13,873	15,787
Realized gain (loss) on investments	77	2,219	(6,164)	(7,634)	56,263	202,412	(6,957)	(11,868)
Change in unrealized gain (loss) on investments	283	(1,789)	39,222	2,982	25,180	(139,611)	21,435	18,222
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	349	416	36,570	1,807	84,139	66,890	28,351	22,141

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	(538)	118	-	-
Transfers between funds	446	(3,928)	(1,245)	1,488	(106,120)	(1,352,106)	(2,676)	2,689
Surrenders (note 6)	-	-	-	-	-	(35,359)	-	-
Death Benefits (note 4)	-	-	-	-	(8,680)	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(239)	(337)	(16,096)	(14,476)	(23,602)	(38,328)	(14,881)	(13,027)
Adjustments to maintain reserves	(3)	(10)	7	(6)	1	(16)	(4)	6

Net equity transactions	204	(4,275)	(17,334)	(12,994)	(138,939)	(1,425,691)	(17,561)	(10,332)

Net change in contract owners’ equity	553	(3,859)	19,236	(11,187)	(54,800)	(1,358,801)	10,790	11,809
Contract owners’ equity beginning of period	4,138	7,997	311,237	322,424	659,694	2,018,495	292,079	280,270

Contract owners’ equity end of period	$4,691	4,138	330,473	311,237	604,894	659,694	302,869	292,079

CHANGES IN UNITS:
Beginning units	314	599	26,839	27,934	45,765	138,075	25,148	26,061
Units purchased	31	24	-	137	44	289	-	248
Units redeemed	(17)	(309)	(1,408)	(1,232)	(8,945)	(92,599)	(1,445)	(1,161)

Ending units	328	314	25,431	26,839	36,864	45,765	23,703	25,148

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVGS		OVGI		OVAG		PMVAAA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$28,716	17,754	913	711	(358)	(571)	2,061	92,614
Realized gain (loss) on investments	158,772	1,618	(125)	(677)	3,432	72,734	17,551	171
Change in unrealized gain (loss) on investments	69,867	(157,449)	18,833	(331)	17,543	(49,655)	31,454	(27,362)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	257,355	(138,077)	19,621	(297)	20,617	22,508	51,066	65,423

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	146	-	-
Transfers between funds	(359,689)	(175,204)	(614)	(148)	(2,254)	(213,893)	(3,188,435)	3,100,063
Surrenders (note 6)	(6,066)	(5,098)	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(18,521)	(21,146)	(3,319)	(2,740)	(3,845)	(7,351)	(4,308)	(7,144)
Adjustments to maintain reserves	10	(5)	9	-	7	2	(4)	(583)

Net equity transactions	(384,266)	(201,453)	(3,924)	(2,888)	(6,092)	(221,096)	(3,192,747)	3,092,336

Net change in contract owners’ equity	(126,911)	(339,530)	15,697	(3,185)	14,525	(198,588)	(3,141,681)	3,157,759
Contract owners’ equity beginning of period	1,404,651	1,744,181	119,821	123,006	128,750	327,338	3,190,826	33,067

Contract owners’ equity end of period	$1,277,740	1,404,651	135,518	119,821	143,275	128,750	49,145	3,190,826

CHANGES IN UNITS:
Beginning units	101,503	115,302	10,556	10,808	10,534	27,008	203,903	2,149
Units purchased	3,325	2,897	27	98	25	156	1	202,211
Units redeemed	(28,496)	(16,696)	(342)	(350)	(467)	(16,630)	(201,165)	(457)

Ending units	76,332	101,503	10,241	10,556	10,092	10,534	2,739	203,903

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVLDA		PMVRRA		PMVTRA		PIHYB1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$41,934	19,579	34,860	87,983	565,827	461,639	2,060	1,516
Realized gain (loss) on investments	3,799	8,294	241,052	117,579	209,476	182,859	305	667
Change in unrealized gain (loss) on investments	84,234	(16,786)	(150,945)	156,485	819,020	(445,902)	1,654	(2,505)
Reinvested capital gains	-	-	229,186	150,651	518,624	415,552	1,573	-

Net increase (decrease) in contract owners’ equity resulting from operations	129,967	11,087	354,153	512,698	2,112,947	614,148	5,592	(322)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,938	52,510	871	15,246	45,923	163,295	-	-
Transfers between funds	2,847,570	(51,006)	135,261	(54,245)	(1,037,726)	13,182,818	8,872	3,747
Surrenders (note 6)	(13,041)	(33)	(940,146)	-	(2,547,034)	(79,187)	-	-
Death Benefits (note 4)	(25,454)	-	(33,566)	-	(25,417)	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(52,177)	(38,240)	(79,266)	(76,880)	(275,414)	(196,188)	(1,468)	(1,122)
Adjustments to maintain reserves	(78)	(3)	24	185	2,659	(2,258)	7	8

Net equity transactions	2,759,758	(36,772)	(916,822)	(115,694)	(3,837,009)	13,068,480	7,411	2,633

Net change in contract owners’ equity	2,889,725	(25,685)	(562,669)	397,004	(1,724,062)	13,682,628	13,003	2,311
Contract owners’ equity beginning of period	1,337,226	1,362,911	5,214,348	4,817,344	28,944,662	15,262,034	31,493	29,182

Contract owners’ equity end of period	$4,226,951	1,337,226	4,651,679	5,214,348	27,220,600	28,944,662	44,496	31,493

CHANGES IN UNITS:
Beginning units	95,127	97,785	287,234	295,591	1,675,293	912,976	1,537	1,397
Units purchased	195,938	3,803	25	19,930	25,533	788,393	415	193
Units redeemed	(6,291)	(6,461)	(51,055)	(28,287)	(260,902)	(26,076)	(76)	(53)

Ending units	284,774	95,127	236,204	287,234	1,439,924	1,675,293	1,876	1,537

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACGI		AVBVI		AVIE		ROCMC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$3,574	(198)	62	28	1,195	842	(3,387)	42,294
Realized gain (loss) on investments	25,152	167	123	768	4,602	(1,022)	(24,661)	863,866
Change in unrealized gain (loss) on investments	23,850	8,792	660	(638)	7,949	(5,668)	145,816	(1,170,632)
Reinvested capital gains	-	-	-	-	-	-	23,181	-

Net increase (decrease) in contract owners’ equity resulting from operations	52,576	8,761	845	158	13,746	(5,848)	140,949	(264,472)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	35	-	-	-	46	-	88,335	282,733
Transfers between funds	(48,676)	489,489	(940)	(4,141)	(41,625)	65,699	(532,264)	(880,689)
Surrenders (note 6)	(219,800)	-	-	-	(6,720)	(12,600)	(465,628)	(163,371)
Death Benefits (note 4)	-	-	-	-	(1,012)	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(16,439)	(2,939)	(251)	(396)	(2,732)	(2,164)	(23,080)	(54,814)
Adjustments to maintain reserves	2	(4)	(3)	(10)	(13)	1	16	2

Net equity transactions	(284,878)	486,546	(1,194)	(4,547)	(52,056)	50,936	(932,621)	(816,139)

Net change in contract owners’ equity	(232,302)	495,307	(349)	(4,389)	(38,310)	45,088	(791,672)	(1,080,611)
Contract owners’ equity beginning of period	495,307	-	5,483	9,872	91,431	46,343	1,843,832	2,924,443

Contract owners’ equity end of period	$263,005	495,307	5,134	5,483	53,121	91,431	1,052,160	1,843,832

CHANGES IN UNITS:
Beginning units	49,129	-	425	740	5,302	2,500	76,287	106,154
Units purchased	16,561	49,425	-	13	35	4,250	3,392	11,148
Units redeemed	(42,876)	(296)	(86)	(328)	(2,664)	(1,448)	(39,103)	(41,015)

Ending units	22,814	49,129	339	425	2,673	5,302	40,576	76,287

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TREI2		TRMCG2		TRNAG1		VWBF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$22,903	24,536	(470)	(2,541)	147	(671)	7,325	27,753
Realized gain (loss) on investments	87,566	199,363	(18,524)	313,431	14,712	177,610	234	92
Change in unrealized gain (loss) on investments	102,087	(308,136)	21,967	(344,041)	6,262	(191,688)	6,366	(7,488)
Reinvested capital gains	-	-	19,685	24,614	583	18,481	5,207	7,313

Net increase (decrease) in contract owners’ equity resulting from operations	212,556	(84,237)	22,658	(8,537)	21,704	3,732	19,132	27,670

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	879	362	38,580	3,806	76	-	-	-
Transfers between funds	(142,828)	(940,845)	(1,718)	(665,610)	(188,720)	(275,001)	(3,040)	2,122
Surrenders (note 6)	(7,205)	(97,503)	(46,607)	(255,060)	-	(83,520)	-	-
Death Benefits (note 4)	-	-	-	-	(1,330)	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(17,542)	(33,106)	(6,944)	(33,588)	(2,887)	(11,175)	(18,563)	(16,763)
Adjustments to maintain reserves	(6)	10	(17)	14	7	(6)	2	17

Net equity transactions	(166,702)	(1,071,082)	(16,706)	(950,438)	(192,854)	(369,702)	(21,601)	(14,624)

Net change in contract owners’ equity	45,854	(1,155,319)	5,952	(958,975)	(171,150)	(365,970)	(2,469)	13,046
Contract owners’ equity beginning of period	1,324,782	2,480,101	208,601	1,167,576	234,929	600,899	373,428	360,382

Contract owners’ equity end of period	$1,370,636	1,324,782	214,553	208,601	63,779	234,929	370,959	373,428

CHANGES IN UNITS:
Beginning units	81,188	150,067	8,144	44,778	15,840	39,982	18,236	18,984
Units purchased	104	74	1,342	718	-	-	-	91
Units redeemed	(9,271)	(68,953)	(2,095)	(37,352)	(12,029)	(24,142)	(1,030)	(839)

Ending units	72,021	81,188	7,391	8,144	3,811	15,840	17,206	18,236

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWEM		VWHA		WRGP		WRRESP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,302)	9,760	1,694	18,120	(6)	4	62	28
Realized gain (loss) on investments	(24,152)	439,583	(41,337)	270,504	199	338	4,139	292
Change in unrealized gain (loss) on investments	360,778	(937,216)	20,541	(341,490)	(113)	(368)	(1,329)	636
Reinvested capital gains	-	-	51,084	22,357	272	114	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	333,324	(487,873)	31,982	(30,509)	352	88	2,872	956

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	38	-	-	-	1	-
Transfers between funds	(57,829)	(1,457,347)	39,943	(1,130,259)	(17)	(622)	(4,417)	12,815
Surrenders (note 6)	-	-	(233,520)	-	-	-	(4,760)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(36,410)	(49,141)	(24,066)	(20,075)	(154)	(136)	(814)	(326)
Adjustments to maintain reserves	16	(67)	39	926	(6)	(1)	(8)	2

Net equity transactions	(94,223)	(1,506,555)	(217,566)	(1,149,408)	(177)	(759)	(9,998)	12,491

Net change in contract owners’ equity	239,101	(1,994,428)	(185,584)	(1,179,917)	175	(671)	(7,126)	13,447
Contract owners’ equity beginning of period	1,187,840	3,182,268	645,069	1,824,986	2,939	3,610	19,791	6,344

Contract owners’ equity end of period	$1,426,941	1,187,840	459,485	645,069	3,114	2,939	12,665	19,791

CHANGES IN UNITS:
Beginning units	50,207	99,639	18,335	43,231	207	259	1,501	504
Units purchased	10	303	7,267	11,907	40	13	-	1,022
Units redeemed	(3,637)	(49,735)	(12,938)	(36,803)	(52)	(65)	(683)	(25)

Ending units	46,580	50,207	12,664	18,335	195	207	818	1,501

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SVDF		SVOF		AVCDI		GEF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(82)	(72)	(89)	(123)	(3)	(9)	-	293
Realized gain (loss) on investments	354	275	1,771	27,718	1,373	110	-	35,094
Change in unrealized gain (loss) on investments	4,808	(342)	6,147	(23,439)	(896)	(345)	-	(34,379)
Reinvested capital gains	-	-	20	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,080	(139)	7,849	4,156	474	(244)	-	1,008

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	370	2,260	(79)	(100,510)	(3,857)	(64)	-	(158,622)
Surrenders (note 6)	-	-	-	-	-	(1)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,630)	(1,292)	(2,712)	(2,587)	(60)	(167)	-	(2,350)
Adjustments to maintain reserves	(4)	(21)	5	(4)	(1)	10	-	6

Net equity transactions	(1,264)	947	(2,786)	(103,101)	(3,918)	(222)	-	(160,966)

Net change in contract owners’ equity	3,816	808	5,063	(98,945)	(3,444)	(466)	-	(159,958)
Contract owners’ equity beginning of period	29,460	28,652	52,935	151,880	3,444	3,910	-	159,958

Contract owners’ equity end of period	$33,276	29,460	57,998	52,935	-	3,444	-	-

CHANGES IN UNITS:
Beginning units	1,204	1,173	3,619	9,786	195	205	-	11,059
Units purchased	13	83	20	234	-	-	-	3
Units redeemed	(59)	(52)	(198)	(6,401)	(195)	(10)	-	(11,062)

Ending units	1,158	1,204	3,441	3,619	-	195	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WSCP		CSIEF3		PMVFBA
	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	905	-	9,100	-	1,830
Realized gain (loss) on investments	-	78,289	-	(14,605)	-	(17,748)
Change in unrealized gain (loss) on investments	-	(93,843)	-	(43,725)	-	21,164
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(14,649)	-	(49,230)	-	5,246

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(647)	-	(3)	-	-
Transfers between funds	-	(277,892)	-	(305,513)	-	(437,456)
Surrenders (note 6)	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	-	(10,650)	-	(5,299)	-	(1,015)
Adjustments to maintain reserves	-	45	-	2	-	26

Net equity transactions	-	(289,144)	-	(310,813)	-	(438,445)

Net change in contract owners’ equity	-	(303,793)	-	(360,043)	-	(433,199)
Contract owners’ equity beginning of period	-	303,793	-	360,043	-	433,199

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	33,463	-	31,819	-	36,057
Units purchased	-	-	-	-	-	-
Units redeemed	-	(33,463)	-	(31,819)	-	(36,057)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AMERICAN CENTURY INVESTORS, INC.

  VP Inflation Protection Fund - Class I (ACVIP1)*

AMERICAN FUNDS GROUP (THE)

  Asset Allocation Fund - Class 2 (AMVAA2)*

  Bond Fund - Class 2 (AMVBD2)*

  Global Small Capitalization Fund - Class 2 (AMVGS2)

  Growth Fund - Class 2 (AMVGR2)

  International Fund - Class 2 (AMVI2)

BLACKROCK FUNDS

  Large Cap Core V.I. Fund - Class II (MLVLC2)*

CALVERT FUNDS

  Calvert VP SRI Equity Portfolio (CVSSE)

DAVIS FUNDS

  Value Portfolio (DAVVL)*

DELAWARE GROUP FUNDS

  VIP Emerging Markets Series: Service Class (DWVEMS)*

  VIP Small Cap Value Series: Service Class (DWVSVS)*

DREYFUS CORPORATION FUNDS

  Stock Index Fund, Inc. - Initial Shares (DSIF)

  The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

EATON VANCE FUNDS

  Floating-Rate Income Fund (ETVFR)*

INVESCO AIM INVESTMENTS

  Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

  Mid Cap Growth Portfolio- Class 1 (OGGO)

  Mid Cap Value Portfolio: Class 1 (JPMMV1)*

JANUS FUNDS

  Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

  Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

  Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

  Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

  Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service  Shares (JAMVS)*

LAZARD FUNDS

  Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

  Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)

MASSACHUSETTS FINANCIAL SERVICES CO.

  New Discovery Series - Service Class (MNDSC)*

  Research International Series - Service Class (MVRISC)

  Value Series - Service Class (MVFSC)

  Variable Insurance Trust II - MFS International Value Portfolio -  Service Class (MVIVSC)

MORGAN STANLEY

  Emerging Markets Debt Portfolio - Class I (MSEM)

  Global Real Estate Portfolio - Class II (VKVGR2)*

  Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class  I (MSVMG)

  Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)*

  U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

  Federated NVIT High Income Bond Fund - Class I (HIBF)

  NVIT Emerging Markets Fund - Class I (GEM)

  NVIT International Equity Fund - Class I (GIG)

  NVIT Cardinal Aggressive Fund - Class I (NVCRA1)*

  NVIT Cardinal Balanced Fund - Class I (NVCRB1)*

  NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)*

  NVIT Cardinal Conservative Fund - Class I (NVCCN1)*

  NVIT Cardinal Moderate Fund - Class I (NVCMD1)*

  NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)*

  NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)*

  NVIT Nationwide Fund - Class I (TRF)

  NVIT Government Bond Fund - Class I (GBF)

  American Century NVIT Growth Fund - Class I (CAF)

  NVIT International Index Fund - Class II (GVIX2)*

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

  NVIT Mid Cap Index Fund - Class I (MCIF)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Money Market Fund - Class V (SAM5)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2012

  NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

  NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)*

  NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Multi-Sector Bond Fund - Class I (MSBF)

  NVIT Short Term Bond Fund - Class I (NVSTB1)*

  Van Kampen NVIT Comstock Value Fund - Class I (EIF)

  NVIT Real Estate Fund - Class I (NVRE1)*

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

  VPS Growth and Income Portfolio - Class A (ALVGIA)

  VPS International Value Portfolio - Class A (ALVIVA)

  VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)*

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Balanced Fund - Class I (ACVB)

  VP Capital Appreciation Fund - Class I (ACVCA)

  VP Income & Growth Fund - Class I (ACVIG)

  VP International Fund - Class I (ACVI)

  VP Mid Cap Value Fund - Class I (ACVMV1)

  VP Ultra(R) Fund - Class I (ACVU1)

  VP Value Fund - Class I (ACVV)

  VP Vista(SM) Fund - Class I (ACVVS1)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  MidCap Stock Portfolio - Initial Shares (DVMCS)

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

  Appreciation Portfolio - Initial Shares (DCAP)

  Growth and Income Portfolio - Initial Shares (DGI)

  International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

  Variable Series II - DWS Dreman Small Mid Cap Value VIP -  Class B (SVSSVB)*

  Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  Equity-Income Portfolio - Initial Class (FEIP)

  High Income Portfolio - Initial Class (FHIP)

  VIP Asset Manager Portfolio - Initial Class (FAMP)

  VIP Contrafund Portfolio - Initial Class (FCP)

  VIP Contrafund Portfolio - Service Class (FCS)

  VIP Equity-Income Portfolio - Service Class (FEIS)

  VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)*

  VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)*

  VIP Growth Opportunities Portfolio - Initial Class (FGOP)

  VIP Growth Opportunities Portfolio - Service Class (FGOS)

  VIP Growth Portfolio - Initial Class (FGP)

  VIP Growth Portfolio - Service Class (FGS)

  VIP High Income Portfolio - Service Class (FHIS)

  VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

  VIP Mid Cap Portfolio - Service Class (FMCS)

  VIP Overseas Portfolio - Initial Class (FOP)

  VIP Overseas Portfolio - Service Class (FOS)

  VIP Value Strategies Portfolio - Service Class (FVSS)

  VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)*

  VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)*

  VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)*

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

  Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

  Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)*

  Templeton Foreign Securities Fund - Class 2 (TIF2)

  Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

  Mid Cap Value- Institutional Shares (GVMCE)

  VIT Growth Opportunities Fund - Service Shares (GVGOPS)*

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

  Growth Opportunities Funds - Service Class (BNCAI)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

  Growth Portfolio - I Class Shares (AMTG)

  Guardian Portfolio - I Class Shares (AMGP)

  Mid-Cap Growth Portfolio - I Class Shares (AMCG)

  Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

  Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class  I (AMRI)*

  Small-Cap Growth Portfolio - S Class Shares (AMFAS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

  Balanced Fund/VA - Non-Service Shares (OVMS)

  Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

  Core Bond Fund/VA - Non-Service Shares (OVB)

  Global Securities Fund/VA - Non-Service Shares (OVGS)

  Main Street Fund(R)/VA - Non-Service Shares (OVGI)

  Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2012

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  All Asset Portfolio - Administrative Class (PMVAAA)

  Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)*

  Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)*

  Low Duration Portfolio - Administrative Class (PMVLDA)

  Real Return Portfolio - Administrative Class (PMVRRA)

  Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

  Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)*

  Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

  Putnam VT Small Cap Value Fund - Class IB (PVTSCB)*

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

  Van Kampen V.I. Growth and Income Fund - Series I Shares (ACGI)

  Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)

  V.I. High Yield Fund - Series I (AVHY1)*

  V.I. International Growth Fund - Series I (AVIE)

  Variable Insurance Funds - Invesco V.I. Mid Cap Core Equity -  Series I Shares (AVMCCI)*

ROYCE CAPITAL FUNDS

  Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

  Equity Income Portfolio - II (TREI2)

  Limited-Term Bond Portfolio (TRLT1)*

  Mid-Cap Growth Portfolio - II (TRMCG2)

  New America Growth Portfolio (TRNAG1)

  Personal Strategy Balanced Portfolio (TRPSB1)*

  Blue Chip Growth Portfolio (TRBCGP)*

VAN ECK ASSOCIATES CORPORATION

  VIP Trust - Global Bond Fund: Initial Class (VWBF)

  VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

  VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WADDELL & REED, INC.

  Variable Insurance Portfolios - Asset Strategy (WRASP)*

  Variable Insurance Portfolios - Growth (WRGP)

  Variable Insurance Portfolios - High Income (WRHIP)*

  Variable Insurance Portfolios - Mid Cap Growth (WRMCG)*

  Variable Insurance Portfolios - Real Estate Securities (WRRESP)

  Variable Insurance Portfolios - Science and Technology (WRSTP)*

WELLS FARGO FUNDS

  Advantage VT Discovery Fund (SVDF)

  Advantage VT Opportunity Fund - Class 2 (SVOF)

  Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)*

*At December 31, 2012, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge to cover the payment of premium taxes and some sale expenses not to exceed the following percentages of each premium received:

•	For policies with applications signed on or after January 3, 2006, 8.5% plus 5% of Premium payments in excess of target Premium (reduced to 5.5% plus 3.5% of Premium payments in excess of target Premium at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•	For policies issued on and after September 9, 2002 with applications signed before January 3, 2006, 9.0% plus 7% of Premium payments in excess of target Premium (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•	For policies issued prior to September 9, 2002, 9.0% plus 6.5% of Premium payments for the base (non-rider) portion of the specified amount in excess of target Premium plus 6.5% of Premium payments for the rider portion of the specified amount (reduced to 3.5% at the beginning of the eighth policy year).

The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners. For the periods ended December 31, 2012 and 2011, total front-end sales charge deductions were $ 14,567 and $ 80,476, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. This expense is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For corporate flexible premium contracts, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

.	For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

.	For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate for corporate flexible premium contracts may apply as either 0.10%, 0.20% or 0.25% for all policy years. These charges are assessed through a reduction in the unit value. The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned sub-account cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective. The interest rate is guaranteed not to exceed 3.75%. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2012 and 2011, total transfers into the Account from the fixed account were $ 4,383 and $ 7,893, respectively, and total transfers from the Account to the fixed account were $ 3,582,884 and $ 482,856, respectively.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$170,847,749	$0	$0	$170,847,749

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

		Purchases of Investments		Sales of Investments
Global Small Capitalization Fund - Class 2 (AMVGS2)	$	1,781	$	7,761
Growth Fund - Class 2 (AMVGR2)		49,356		457,152
International Fund - Class 2 (AMVI2)		1,722		204,559
Large Cap Core V.I. Fund - Class II (MLVLC2)		2		635
Calvert VP SRI Equity Portfolio (CVSSE)		731		968
Stock Index Fund, Inc. - Initial Shares (DSIF)		4,862,880		4,397,520
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)		6,536		6,341
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)		3,791		129
Mid Cap Growth Portfolio- Class 1 (OGGO)		484,798		307,924
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)		53,231		91,901
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)		32,332		53,756
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)		2,260,363		2,131,406
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)		247,440		72,112
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)		92,657		871,740
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)		929		33,013
Research International Series - Service Class (MVRISC)		9,828		8,985
Value Series - Service Class (MVFSC)		2,078		25,352
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)		285,853		1,390,410
Emerging Markets Debt Portfolio - Class I (MSEM)		64,151		337,005
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)		19,871		6,517
U.S. Real Estate Portfolio - Class I (MSVRE)		108,812		587,750
Federated NVIT High Income Bond Fund - Class I (HIBF)		160,165		463,694
NVIT Emerging Markets Fund - Class I (GEM)		4,913		29,579
NVIT International Equity Fund - Class I (GIG)		24,142		37,279
NVIT Nationwide Fund - Class I (TRF)		30,548		233,401
NVIT Government Bond Fund - Class I (GBF)		801,373		2,599,644
American Century NVIT Growth Fund - Class I (CAF)		34,173		21,003
NVIT International Index Fund - Class II (GVIX2)		1,134		1,017
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)		62		208
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)		383		320
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)		36,274		19,096
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)		12,730		22,099
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)		338		342
NVIT Mid Cap Index Fund - Class I (MCIF)		1,521,639		1,481,560
NVIT Money Market Fund - Class I (SAM)		-		7,003
NVIT Money Market Fund - Class V (SAM5)		18,796,198		18,900,611
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)		38,217		64,167
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)		2,724		13,302
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)		1,152		410
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)		22,926		37,799
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)		3,337		14,276
NVIT Multi-Manager Small Company Fund - Class I (SCF)		66,541		488,644
NVIT Multi-Sector Bond Fund - Class I (MSBF)		135,276		22,370
Van Kampen NVIT Comstock Value Fund - Class I (EIF)		681		3,150
VPS Growth and Income Portfolio - Class A (ALVGIA)		3,047,717		1,773,218
VPS International Value Portfolio - Class A (ALVIVA)		78,575		770,461
VP Balanced Fund - Class I (ACVB)		5,649		15,347
VP Capital Appreciation Fund - Class I (ACVCA)		25,800		23,055
VP Income & Growth Fund - Class I (ACVIG)		185,566		202,762
VP International Fund - Class I (ACVI)		22,823		143,050

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2012

VP Mid Cap Value Fund - Class I (ACVMV1)	25,162	170,204
VP Ultra(R) Fund - Class I (ACVU1)	13,912	22,395
VP Value Fund - Class I (ACVV)	1,648,700	1,727,111
VP Vista(SM) Fund - Class I (ACVVS1)	467	2,520
MidCap Stock Portfolio - Initial Shares (DVMCS)	2,207,975	2,181,496
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	1,681,007	1,696,258
Appreciation Portfolio - Initial Shares (DCAP)	3,364,848	3,555,294
Growth and Income Portfolio - Initial Shares (DGI)	2,796	8,237
International Value Portfolio - Initial Shares (DVIV)	12,172	12,039
Quality Bond Fund II - Primary Shares (FQB)	2,807,910	37,892
Equity-Income Portfolio - Initial Class (FEIP)	4,421	2,409
High Income Portfolio - Initial Class (FHIP)	3,070	3,129
VIP Asset Manager Portfolio - Initial Class (FAMP)	88,430	1,118,009
VIP Contrafund Portfolio - Initial Class (FCP)	2,393	8,563
VIP Contrafund Portfolio - Service Class (FCS)	213,028	1,766,252
VIP Equity-Income Portfolio - Service Class (FEIS)	55,693	159,193
VIP Growth Opportunities Portfolio - Initial Class (FGOP)	86	928
VIP Growth Opportunities Portfolio - Service Class (FGOS)	402,940	363,473
VIP Growth Portfolio - Initial Class (FGP)	327	2,959
VIP Growth Portfolio - Service Class (FGS)	311,108	375,805
VIP High Income Portfolio - Service Class (FHIS)	6,282	17,409
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	122,272	16,284
VIP Mid Cap Portfolio - Service Class (FMCS)	152,386	1,103,842
VIP Overseas Portfolio - Initial Class (FOP)	930	1,398
VIP Overseas Portfolio - Service Class (FOS)	30,213	123,465
VIP Value Strategies Portfolio - Service Class (FVSS)	2,203,297	2,178,818
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	318,000	945,987
Templeton Foreign Securities Fund - Class 2 (TIF2)	51,987	49,988
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	51,131	351,174
Mid Cap Value- Institutional Shares (GVMCE)	169,926	308,523
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	21,344	718
Growth Opportunities Funds - Service Class (BNCAI)	45,565	204,563
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	2,698	4,981
Growth Portfolio - I Class Shares (AMTG)	1,755	11,374
Guardian Portfolio - I Class Shares (AMGP)	3,390	47,431
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	490	12,296
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	1,979	20,288
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	445	252
Balanced Fund/VA - Non-Service Shares (OVMS)	4,321	18,149
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	6,121	142,362
Core Bond Fund/VA - Non-Service Shares (OVB)	14,621	18,303
Global Securities Fund/VA - Non-Service Shares (OVGS)	159,431	514,983
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	2,166	5,184
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)	569	7,025
All Asset Portfolio - Administrative Class (PMVAAA)	7,762	3,198,446
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	-	-
Low Duration Portfolio - Administrative Class (PMVLDA)	2,979,517	177,754
Real Return Portfolio - Administrative Class (PMVRRA)	1,003,516	1,656,311
Total Return Portfolio - Administrative Class (PMVTRA)	16,658,493	19,413,806
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)	12,825	1,785
Van Kampen V.I. Growth and Income Fund - Series I Shares (ACGI)	26,181	307,485
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)	75	1,204
V.I. International Growth Fund - Series I (AVIE)	16,514	67,364
Micro-Cap Portfolio - Investment Class (ROCMC)	252,945	1,165,780
Equity Income Portfolio - II (TREI2)	138,650	282,434
Mid-Cap Growth Portfolio - II (TRMCG2)	135,299	132,774
New America Growth Portfolio (TRNAG1)	4,548	196,679
VIP Trust - Global Bond Fund: Initial Class (VWBF)	13,462	22,532
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	15,569	113,021
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	141,380	306,061
Variable Insurance Portfolios - Growth (WRGP)	903	810
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	4,691	14,620
Advantage VT Discovery Fund (SVDF)	370	1,711
Advantage VT Opportunity Fund - Class 2 (SVOF)	945	3,804
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)	-	3,921

Total	$71,281,607	$84,769,067

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Small Capitalization Fund - Class 2 (AMVGS2)
2012	0.25%	77	$10.603877	$816	1.26%	17.88%
2011	0.25%	668	8.995318	6,009	0.02%	-19.35%
Growth Fund - Class 2 (AMVGR2)
2012	0.25%	101,345	11.695843	1,185,315	0.74%	17.60%
2011	0.25%	138,625	9.945799	1,378,736	0.66%	-4.52%
International Fund - Class 2 (AMVI2)
2012	0.20%	1,220	9.227767	11,258	0.31%	17.67%
2011	0.20%	15,072	7.842030	118,195	1.62%	-21.58%	5/2/2011
2011	0.25%	9,701	7.839419	76,050	1.62%	-21.61%	5/2/2011
Large Cap Core V.I. Fund - Class II (MLVLC2)
2011	0.25%	52	11.782911	613	0.25%	1.95%
2010	0.25%	38	11.557561	439	0.75%	8.71%
2009	0.25%	42	10.631422	447	0.07%	22.05%
2008	0.25%	2,858	8.710851	24,896	0.17%	-38.99%
Calvert VP SRI Equity Portfolio (CVSSE)
2012	0.25%	330	19.219603	6,342	0.10%	15.66%
2011	0.25%	355	16.617281	5,899	0.00%	-1.59%
2010	0.25%	424	16.885673	7,160	0.04%	16.97%
2009	0.25%	844	14.435757	12,184	0.39%	33.92%
2008	0.25%	870	10.779017	9,378	0.00%	-35.95%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	0.10%	32,958	13.561635	446,964	2.05%	15.62%
2012	0.20%	783,931	13.746295	10,776,147	2.05%	15.51%
2012	0.25%	355,456	15.457586	5,494,492	2.05%	15.45%
2011	0.10%	35,823	11.729321	420,179	1.62%	1.78%
2011	0.20%	741,013	11.900956	8,818,763	1.62%	1.67%
2011	0.25%	433,464	13.389225	5,803,747	1.62%	1.62%
2010	0.10%	38,692	11.524660	445,912	1.95%	14.72%
2010	0.20%	1,913,959	11.704974	22,402,840	1.95%	14.61%
2010	0.25%	502,399	13.175298	6,619,257	1.95%	14.55%
2009	0.10%	41,573	10.045645	417,628	2.08%	26.21%
2009	0.20%	905,049	10.213014	9,243,278	2.08%	26.08%
2009	0.25%	684,501	11.501671	7,872,905	2.08%	26.02%
2009	0.40%	5	11.302075	57	2.08%	25.83%
2008	0.10%	44,546	7.959597	354,568	2.02%	-37.20%
2008	0.20%	950,253	8.100298	7,697,332	2.02%	-37.27%
2008	0.25%	893,251	9.126944	8,152,652	2.02%	-37.30%
2008	0.40%	48	8.982024	431	2.02%	-37.39%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2012	0.25%	1,519	12.736712	19,347	0.77%	11.69%
2011	0.25%	1,537	11.403159	17,527	0.84%	0.65%
2010	0.25%	2,396	11.329549	27,146	1.02%	14.53%
2009	0.25%	3,436	9.892320	33,990	1.63%	33.42%
2008	0.25%	9,406	7.414344	69,739	0.71%	-34.59%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2012	0.25%	366	9.810958	3,591	0.00%	-1.89%	4/27/2012
Mid Cap Growth Portfolio - Class 1 (OGGO)
2012	0.25%	39,822	22.764779	906,539	0.00%	15.82%
2011	0.25%	32,145	19.655518	631,827	0.00%	-6.38%
2010	0.25%	48,346	20.995929	1,015,069	0.00%	25.32%
2009	0.25%	82,943	16.754091	1,389,635	0.00%	42.68%
2008	0.25%	92,476	11.742244	1,085,876	0.00%	-43.93%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2012	0.20%	28	$20.810679	$583	2.44%	13.15%
2012	0.25%	4,998	20.703503	103,476	2.44%	13.09%
2011	0.20%	85	18.392478	1,563	2.77%	1.15%
2011	0.25%	7,459	18.306924	136,551	2.77%	1.10%
2010	0.20%	5	18.182894	91	3.94%	7.90%
2010	0.25%	2,879	18.107344	52,131	3.94%	7.85%
2009	0.25%	5,883	16.789471	98,772	3.76%	25.27%
2009	0.40%	3	16.606015	50	3.76%	25.08%
2008	0.25%	4,246	13.402810	56,908	2.72%	-16.27%
2008	0.40%	2	13.276251	27	2.72%	-16.39%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2012	0.20%	37	12.529347	464	0.60%	23.61%
2012	0.25%	13,085	12.448610	162,890	0.60%	23.55%
2011	0.20%	43	10.136220	436	0.27%	-7.13%
2011	0.25%	15,063	10.075943	151,774	0.27%	-7.17%
2010	0.20%	13	10.914078	142	0.24%	6.27%
2010	0.25%	19,871	10.854583	215,691	0.24%	6.21%
2009	0.25%	19,748	10.219612	201,817	0.00%	45.65%
2009	0.40%	2	10.068481	20	0.00%	45.43%
2008	0.25%	13,570	7.016534	95,214	0.02%	-44.45%
2008	0.40%	64	6.923153	443	0.02%	-44.53%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2012	0.25%	31,347	6.055509	189,822	0.00%	18.85%
2011	0.25%	37,279	5.095046	189,938	0.00%	-8.88%
2010	0.25%	298,426	5.591880	1,668,762	0.00%	24.09%
2009	0.25%	394,308	4.506481	1,776,942	0.00%	56.51%
2008	0.25%	128,813	2.879447	370,910	0.08%	-44.11%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	0.25%	144,457	14.748538	2,130,530	0.62%	12.90%
2011	0.25%	148,031	13.063595	1,933,817	0.38%	-32.51%
2010	0.25%	154,714	19.355227	2,994,525	0.51%	24.70%
2009	0.25%	192,694	15.520876	2,990,780	0.40%	78.62%
2008	0.25%	153,642	8.689119	1,335,014	2.69%	-52.35%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2012	0.20%	2,970	11.352455	33,717	0.81%	21.81%
2012	0.25%	17,947	11.337345	203,471	0.81%	21.75%
2011	0.20%	36,453	9.320058	339,744	2.69%	-18.16%
2011	0.25%	58,357	9.312320	543,439	2.69%	-18.20%
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
2012	0.25%	457	13.238427	6,050	0.15%	14.26%
2011	0.25%	2,998	11.586400	34,736	0.22%	-4.25%
2010	0.25%	3,024	12.100786	36,593	0.14%	25.12%
2009	0.25%	10,880	9.671569	105,227	0.45%	26.30%
2008	0.25%	3,801	7.657684	29,107	1.63%	-39.51%
Research International Series - Service Class (MVRISC)
2012	0.25%	9,647	8.955409	86,393	2.13%	16.12%
2011	0.25%	9,778	7.712183	75,410	1.71%	-11.28%
2010	0.25%	10,732	8.692628	93,289	1.37%	10.20%
2009	0.25%	11,163	7.888076	88,055	1.90%	30.24%
2008	0.25%	59,353	6.056428	359,467	0.00%	-42.67%
Value Series - Service Class (MVFSC)
2012	0.25%	9,603	10.250498	98,436	1.34%	15.59%
2011	0.25%	12,156	8.867804	107,797	1.17%	-0.71%
2010	0.25%	9,308	8.931612	83,135	1.32%	10.94%
2009	0.25%	9,681	8.050967	77,941	0.00%	22.15%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2012	0.25%	112,571	$16.177603	$1,821,129	1.31%	15.64%
2011	0.25%	187,079	13.989490	2,617,140	0.98%	-2.02%
2010	0.25%	144,340	14.278137	2,060,906	1.16%	8.51%
2009	0.25%	119,114	13.158607	1,567,374	0.00%	31.59%	5/1/2009
Emerging Markets Debt Portfolio - Class I (MSEM)
2012	0.25%	11,179	32.414641	362,363	2.47%	17.67%
2011	0.25%	20,882	27.548050	575,258	0.67%	6.77%
2010	0.25%	1,169	25.802224	30,163	4.11%	9.47%
2009	0.25%	1,001	23.569995	23,594	4.70%	29.88%
2008	0.25%	6,666	18.146989	120,968	5.75%	-15.19%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio-Class I (MSVMG)
2012	0.25%	8,329	12.476126	103,914	0.00%	8.42%
2011	0.25%	8,177	11.507335	94,095	0.28%	-7.35%
2010	0.25%	5,561	12.420541	69,071	0.00%	31.98%
2009	0.25%	7,909	9.410608	74,428	0.00%	57.27%
2008	0.25%	23,748	5.983894	142,106	0.72%	-46.90%
U.S. Real Estate Portfolio - Class I (MSVRE)
2012	0.20%	827	33.823428	27,972	0.75%	15.60%
2012	0.25%	24,531	35.215760	863,878	0.75%	15.55%
2011	0.20%	9,222	29.258108	269,818	0.88%	5.71%
2011	0.25%	30,847	30.477778	940,148	0.88%	5.66%
2010	0.25%	29,662	28.846381	855,641	1.69%	29.64%
2009	0.25%	57,931	22.251750	1,289,066	2.74%	28.03%
2008	0.25%	40,876	17.379512	710,405	2.29%	-38.05%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2012	0.20%	2,937	21.663994	63,627	7.41%	14.33%
2012	0.25%	47,356	21.999371	1,041,802	7.41%	14.27%
2011	0.20%	12,948	18.949115	245,353	8.33%	3.61%
2011	0.25%	56,573	19.252108	1,089,150	8.33%	3.56%
2010	0.25%	92,350	18.590518	1,716,834	8.65%	12.87%
2009	0.25%	94,725	16.470462	1,560,165	8.91%	45.63%
2008	0.25%	149,549	11.309571	1,691,335	9.29%	-28.17%
NVIT Emerging Markets Fund - Class I (GEM)
2012	0.25%	38,432	26.088139	1,002,619	0.52%	16.92%
2011	0.25%	39,554	22.311980	882,528	0.69%	-22.57%
2010	0.25%	40,199	28.814934	1,158,332	0.06%	15.88%
2009	0.25%	40,474	24.865174	1,006,393	1.30%	62.91%
2008	0.25%	41,975	15.263531	640,687	1.23%	-57.87%
NVIT International Equity Fund - Class I (GIG)
2012	0.25%	5,764	13.696713	78,948	0.80%	15.32%
2011	0.25%	6,959	11.877298	82,654	1.44%	-9.99%
2010	0.25%	4,554	13.195400	60,092	0.85%	13.01%
2009	0.25%	6,777	11.676578	79,132	1.04%	29.40%
2008	0.25%	23,223	9.023725	209,558	1.28%	-46.19%
NVIT Nationwide Fund - Class I (TRF)
2012	0.25%	7,947	13.271916	105,472	1.00%	13.93%
2011	0.20%	9,622	11.842189	113,946	1.31%	0.33%
2011	0.25%	14,528	11.649334	169,242	1.31%	0.28%
2010	0.25%	17,101	11.617005	198,662	1.02%	13.17%
2009	0.25%	19,379	10.265438	198,934	1.59%	25.78%
2008	0.25%	70,839	8.161290	578,138	1.47%	-41.70%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Government Bond Fund - Class I (GBF)
2012	0.20%	11,350	$17.509330	$198,731	1.85%	2.85%
2012	0.25%	140,297	20.806449	2,919,082	1.85%	2.80%
2011	0.20%	72,792	17.024059	1,239,215	2.99%	7.04%
2011	0.25%	184,779	20.239936	3,739,915	2.99%	6.99%
2010	0.20%	76	15.904251	1,209	2.92%	4.57%
2010	0.25%	216,012	18.918030	4,086,521	2.92%	4.52%
2009	0.25%	233,386	18.099905	4,224,264	3.21%	2.43%
2009	0.40%	46	17.785926	818	3.21%	2.28%
2008	0.25%	292,623	17.670196	5,170,706	4.39%	7.45%
2008	0.40%	63	17.389732	1,096	4.39%	7.29%
American Century NVIT Growth Fund - Class I (CAF)
2012	0.25%	4,812	9.099714	43,788	0.67%	13.74%
2011	0.25%	3,316	8.000719	26,530	0.59%	-0.94%
2010	0.25%	4,363	8.076493	35,238	0.62%	18.95%
2009	0.25%	5,417	6.789878	36,781	0.56%	33.14%
2008	0.25%	15,651	5.099866	79,818	0.24%	-38.86%
NVIT International Index Fund - Class II (GVIX2)
2011	0.25%	141	6.876547	970	0.00%	-12.94%
2009	0.20%	623,586	7.374176	4,598,433	2.64%	28.33%
2008	0.20%	646,607	5.746412	3,715,670	1.83%	-43.22%
2008	0.25%	473	5.741605	2,716	1.83%	-43.25%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	0.25%	167	16.706332	2,790	1.55%	15.61%
2011	0.25%	179	14.450227	2,587	1.83%	-4.17%
2010	0.25%	302	15.079089	4,554	1.77%	14.34%
2009	0.25%	257	13.187693	3,389	1.22%	26.89%
2008	0.25%	203	10.393146	2,110	2.12%	-37.00%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	0.25%	408	14.999901	6,120	1.74%	4.91%
2011	0.25%	416	14.297532	5,948	2.41%	2.67%
2010	0.25%	398	13.925202	5,542	2.32%	5.63%
2009	0.25%	338	13.183237	4,456	1.92%	8.81%
2008	0.25%	360	12.115615	4,362	3.04%	-6.26%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	0.20%	75	16.384181	1,229	1.89%	10.59%
2012	0.25%	3,285	16.294844	53,529	1.89%	10.53%
2011	0.20%	49	14.815234	726	2.72%	-0.24%
2011	0.25%	2,261	14.741846	33,331	2.72%	-0.29%
2010	0.20%	17	14.850857	252	1.99%	10.69%
2010	0.25%	34,645	14.784666	512,215	1.99%	10.64%
2009	0.25%	49,703	13.363298	664,196	1.59%	18.84%
2009	0.40%	4	13.205276	53	1.59%	18.66%
2008	0.25%	41,282	11.244982	464,215	2.57%	-23.39%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	0.25%	4,093	16.750188	68,559	1.51%	13.48%
2011	0.25%	4,776	14.761085	70,499	2.00%	-2.37%
2010	0.25%	2,732	15.119471	41,306	1.97%	12.55%
2009	0.25%	2,835	13.433301	38,083	1.57%	24.08%
2008	0.25%	10,411	10.826159	112,711	2.64%	-31.56%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2012	0.25%	428	15.965491	6,833	1.72%	7.77%
2011	0.25%	437	14.814478	6,474	2.32%	1.81%
2010	0.25%	392	14.551412	5,704	2.25%	8.25%
2009	0.25%	368	13.443003	4,947	1.89%	14.28%
2008	0.25%	352	11.763719	4,141	3.24%	-15.26%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2012	0.20%	261,974	$22.056188	$5,778,148	1.07%	17.24%
2012	0.25%	1,755	28.655096	50,290	1.07%	17.18%
2011	0.20%	280,177	18.813235	5,271,036	0.77%	-2.74%
2011	0.25%	2,346	24.454135	57,369	0.77%	-2.79%
2010	0.20%	308,257	19.342901	5,962,585	1.25%	25.95%
2010	0.25%	2,455	25.155173	61,756	1.25%	25.89%
2009	0.20%	313,690	15.357744	4,817,571	0.97%	36.48%
2009	0.25%	6,504	19.982487	129,966	0.97%	36.41%
2008	0.20%	327,416	11.252548	3,684,264	1.24%	-36.59%
2008	0.25%	9,996	14.648394	146,425	1.24%	-36.62%
NVIT Money Market Fund - Class I (SAM)
2012	0.25%	23,201	13.542829	314,207	0.00%	-0.25%
2011	0.25%	23,658	13.576905	321,202	0.00%	-0.25%
2010	0.25%	24,079	13.610786	327,734	0.00%	-0.25%
2009	0.25%	24,495	13.644862	334,231	0.04%	-0.21%
2008	0.25%	24,937	13.673319	340,972	2.06%	1.80%
NVIT Money Market Fund - Class V (SAM5)
2012	0.20%	893,950	11.494165	10,275,209	0.00%	-0.20%
2012	0.25%	4,282,856	11.435565	48,976,878	0.00%	-0.25%
2011	0.20%	950,693	11.517285	10,949,402	0.00%	-0.20%
2011	0.25%	4,222,427	11.464248	48,406,950	0.00%	-0.25%
2010	0.20%	408,271	11.540261	4,711,554	0.00%	-0.20%
2010	0.25%	4,152,465	11.492942	47,724,039	0.00%	-0.25%
2009	0.20%	642,094	11.563359	7,424,763	0.05%	-0.14%
2009	0.25%	4,307,135	11.521736	49,625,672	0.05%	-0.19%
2008	0.20%	753,266	11.579888	8,722,736	2.01%	1.94%
2008	0.25%	4,393,398	11.543990	50,717,343	2.01%	1.89%
2008	0.40%	26	11.436879	297	2.01%	1.73%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2012	0.25%	12,651	10.653460	134,777	0.43%	16.06%
2011	0.25%	15,823	9.179010	145,239	0.01%	-3.15%
2010	0.25%	15,853	9.477375	150,245	0.05%	15.22%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2012	0.25%	3,865	11.588884	44,791	1.27%	17.52%
2011	0.25%	4,891	9.861595	48,233	1.14%	-6.06%
2010	0.25%	4,547	10.498264	47,736	0.48%	4.98%	4/30/2010
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	0.25%	683	11.011282	7,521	0.00%	14.62%
2011	0.25%	678	9.607082	6,514	0.00%	-4.47%
2010	0.25%	2,326	10.056395	23,391	0.00%	26.50%
2009	0.25%	2,520	7.949631	20,033	0.00%	26.80%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2012	0.25%	13,920	17.785105	247,569	0.00%	13.15%
2011	0.25%	14,809	15.717643	232,763	0.00%	-0.90%
2010	0.25%	15,458	15.859701	245,159	0.00%	25.13%
2009	0.25%	17,800	12.674135	225,600	0.00%	27.14%
2008	0.25%	27,020	9.968426	269,347	0.00%	-46.55%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2012	0.25%	10,860	28.281495	307,137	0.87%	20.14%
2011	0.25%	11,349	23.539764	267,153	0.23%	-5.31%
2010	0.25%	146,751	24.858931	3,648,073	0.59%	26.29%
2009	0.25%	163,056	19.684295	3,209,642	0.49%	25.90%
2008	0.25%	180,386	15.634824	2,820,303	1.09%	-32.32%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2012	0.20%	65	$19.600737	$1,274	0.15%	15.27%
2012	0.25%	58,790	25.998430	1,528,448	0.15%	15.21%
2011	0.20%	83	17.004023	1,411	0.54%	-5.75%
2011	0.25%	75,820	22.565446	1,710,912	0.54%	-5.79%
2010	0.20%	23	18.040808	415	0.29%	25.07%
2010	0.25%	97,673	23.953296	2,339,590	0.29%	25.01%
2009	0.25%	111,831	19.161684	2,142,870	0.27%	34.37%
2009	0.40%	5	18.829123	94	0.27%	34.16%
2008	0.25%	171,052	14.260832	2,439,344	0.82%	-38.34%
2008	0.40%	31	14.034369	435	0.82%	-38.44%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2012	0.25%	7,603	20.883440	158,777	5.70%	11.97%
2011	0.25%	2,326	18.651135	43,383	3.46%	5.28%
2010	0.25%	38,663	17.714993	684,915	6.05%	10.31%
2009	0.25%	50,310	16.059107	807,934	9.85%	24.07%
2008	0.25%	52,365	12.943737	677,799	5.75%	-17.50%
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2012	0.25%	1,323	14.101749	18,657	1.23%	18.17%
2011	0.25%	1,531	11.933646	18,270	1.19%	-2.57%
2010	0.25%	4,655	12.248218	57,015	1.51%	15.48%
2009	0.25%	5,260	10.606083	55,788	1.19%	28.23%
2008	0.25%	7,188	8.271285	59,454	2.02%	-37.15%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2012	0.25%	80,947	18.915871	1,531,183	2.06%	17.23%
2011	0.20%	51	16.210964	827	1.11%	6.10%
2011	0.25%	2,633	16.135567	42,485	1.11%	6.05%
2010	0.20%	13	15.278240	199	0.00%	12.87%
2010	0.25%	1,955	15.214771	29,745	0.00%	12.81%
2009	0.25%	1,961	13.487083	26,448	3.19%	20.52%
2009	0.40%	3	13.339666	40	3.19%	20.34%
2008	0.25%	4,857	11.190516	54,352	5.73%	-40.75%
2008	0.40%	60	11.084829	665	5.73%	-40.84%
VPS International Value Portfolio - Class A (ALVIVA)
2012	0.20%	7,048	7.224352	50,917	0.33%	14.30%
2011	0.20%	65,987	6.320359	417,062	3.99%	-19.41%
2011	0.25%	42,792	6.302451	269,694	3.99%	-19.45%
2010	0.25%	123,777	7.824523	968,496	1.62%	4.33%
2009	0.20%	616,550	7.513480	4,632,436	1.10%	34.41%
2009	0.25%	118,246	7.499685	886,808	1.10%	34.34%
2008	0.20%	642,526	5.589904	3,591,659	1.10%	-53.28%
2008	0.25%	416,942	5.582435	2,327,552	1.10%	-53.30%
VP Balanced Fund - Class I (ACVB)
2012	0.25%	16,745	16.481544	275,983	2.07%	11.52%
2011	0.25%	17,669	14.778814	261,127	1.90%	5.07%
2010	0.25%	18,479	14.065755	259,921	1.90%	11.36%
2009	0.25%	19,328	12.631253	244,137	5.71%	15.19%
2008	0.25%	19,854	10.965207	217,703	0.00%	-20.53%
VP Capital Appreciation Fund - Class I (ACVCA)
2012	0.25%	17,464	25.161820	439,426	0.00%	15.71%
2011	0.25%	18,298	21.745340	397,896	0.00%	-6.74%
2010	0.25%	19,302	23.316749	450,060	0.00%	30.96%
2009	0.25%	21,242	17.804024	378,193	0.92%	36.73%
2008	0.25%	23,619	13.021193	307,548	0.00%	-46.32%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2012	0.25%	31,725	$15.320436	$486,041	2.12%	14.46%
2011	0.25%	33,414	13.385322	447,257	1.53%	2.85%
2010	0.25%	35,261	13.013791	458,879	1.52%	13.86%
2009	0.25%	37,991	11.429510	434,219	4.80%	17.80%
2008	0.25%	48,311	9.702293	468,727	2.24%	-34.75%
VP International Fund - Class I (ACVI)
2012	0.25%	66,912	15.486435	1,036,228	0.86%	20.86%
2011	0.25%	76,433	12.813741	979,393	1.44%	-12.26%
2010	0.25%	89,078	14.604343	1,300,926	2.52%	13.01%
2009	0.25%	119,188	12.923118	1,540,281	2.22%	33.43%
2008	0.25%	157,354	9.685258	1,524,014	0.88%	-44.96%
2008	0.40%	8	9.531494	76	0.88%	-45.04%
VP Mid Cap Value Fund - Class I (ACVMV1)
2012	0.25%	12,263	12.216827	149,815	1.74%	16.04%
2011	0.25%	26,309	10.528412	276,992	0.40%	-0.94%
VP Ultra(R) Fund - Class I (ACVU1)
2012	0.25%	2,529	13.609145	34,418	0.00%	13.64%
2011	0.20%	23	12.033779	277	0.00%	0.86%
2011	0.25%	3,112	11.975768	37,269	0.00%	0.81%
2010	0.20%	4	11.930621	48	0.61%	15.85%
2010	0.25%	3,097	11.879037	36,789	0.61%	15.79%
2009	0.25%	13,824	10.258719	141,817	0.37%	34.14%
2009	0.40%	1	10.141367	10	0.37%	33.94%
2008	0.25%	28,954	7.647567	221,428	0.00%	-41.63%
VP Value Fund - Class I (ACVV)
2012	0.25%	37,784	21.014154	793,999	2.08%	14.29%
2011	0.25%	39,691	18.386879	729,794	2.02%	0.76%
2010	0.25%	48,529	18.247676	885,541	2.20%	13.14%
2009	0.25%	57,418	16.128480	926,065	5.97%	19.56%
2008	0.25%	40,598	13.489390	547,642	3.61%	-26.96%
VP Vista(SM) Fund - Class I (ACVVS1)
2012	0.25%	3,394	14.222632	48,272	0.00%	15.33%
2011	0.25%	3,534	12.332624	43,583	0.00%	-8.12%
2010	0.25%	3,686	13.423172	49,478	0.00%	23.57%
2009	0.25%	3,192	10.862560	34,673	0.00%	22.16%
2008	0.25%	3,225	8.891784	28,676	0.00%	-48.75%
MidCap Stock Portfolio - Initial Shares (DVMCS)
2012	0.25%	947	21.586376	20,442	0.02%	19.38%
2011	0.25%	1,020	18.082797	18,444	0.49%	0.14%
2010	0.25%	1,006	18.056676	18,165	0.55%	26.78%
2009	0.25%	3,955	14.242624	56,330	2.13%	35.17%
2008	0.25%	4,948	10.536775	52,136	0.00%	-40.57%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	0.20%	298,404	19.453459	5,804,990	0.44%	15.51%
2012	0.25%	2,263	19.349975	43,789	0.44%	15.45%
2011	0.20%	311,524	16.841422	5,246,507	0.63%	0.36%
2011	0.25%	1,371	16.760220	22,978	0.63%	0.31%
2010	0.20%	355,326	16.780615	5,962,589	0.59%	25.58%
2010	0.25%	1,503	16.708035	25,112	0.59%	25.51%
2009	0.20%	363,020	13.363002	4,851,037	2.36%	24.78%
2009	0.25%	2,197	13.311853	29,246	2.36%	24.71%
2008	0.20%	349,825	10.709488	3,746,447	0.80%	-31.05%
2008	0.25%	16,375	10.673834	174,784	0.80%	-31.09%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2012	0.25%	29,420	$17.711000	$521,058	5.74%	10.15%
2011	0.20%	221	13.851795	3,061	1.59%	8.79%
2011	0.25%	31,699	16.078450	509,671	1.59%	8.74%
2010	0.20%	59	12.732094	751	2.05%	15.09%
2010	0.25%	29,571	14.786142	437,241	2.05%	15.03%
2009	0.25%	27,278	12.854271	350,639	2.28%	22.25%
2009	0.40%	9	12.631233	114	2.28%	22.07%
2008	0.25%	64,205	10.514504	675,084	2.20%	-29.73%
2008	0.40%	30	10.347582	310	2.20%	-29.83%
Growth and Income Portfolio - Initial Shares (DGI)
2012	0.25%	12,802	12.709125	162,702	1.45%	17.78%
2011	0.25%	13,415	10.790773	144,758	1.25%	-3.04%
2010	0.25%	14,052	11.128665	156,380	1.23%	18.31%
2009	0.25%	14,547	9.406322	136,834	1.38%	28.46%
2008	0.25%	15,012	7.322121	109,920	0.51%	-40.56%
International Value Portfolio - Initial Shares (DVIV)
2012	0.25%	20,511	16.940266	347,462	2.91%	12.38%
2011	0.25%	21,062	15.073543	317,479	2.32%	-18.68%
2010	0.25%	47,861	18.536839	887,192	1.88%	4.19%
2009	0.25%	56,561	17.790702	1,006,260	4.31%	30.65%
2008	0.25%	69,377	13.617429	944,736	3.05%	-37.48%
Quality Bond Fund II - Primary Shares (FQB)
2012	0.25%	155,678	20.386022	3,173,655	0.70%	9.45%
2011	0.25%	14,557	18.626322	271,143	6.00%	2.02%
2010	0.25%	27,472	18.257953	501,582	4.56%	8.23%
2009	0.25%	25,113	16.869071	423,633	1.73%	20.13%
2008	0.25%	38,637	14.041907	542,537	4.99%	-7.52%
Equity-Income Portfolio - Initial Class (FEIP)
2012	0.25%	3,223	14.824905	47,781	3.15%	17.01%
2011	0.25%	3,384	12.669334	42,873	2.66%	0.72%
2010	0.25%	3,291	12.578769	41,397	1.95%	14.86%
2009	0.25%	2,785	10.951232	30,499	2.44%	29.88%
2008	0.25%	2,879	8.431569	24,274	2.34%	-42.80%
High Income Portfolio - Initial Class (FHIP)
2012	0.25%	2,572	21.223255	54,586	5.80%	13.94%
2011	0.25%	2,722	18.626329	50,701	7.24%	3.77%
2010	0.25%	2,594	17.949315	46,561	8.03%	13.54%
2009	0.25%	2,115	15.808925	33,436	8.93%	43.60%
2008	0.25%	1,726	11.009158	19,002	9.57%	-25.17%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2012	0.25%	165,902	15.982432	2,651,517	1.47%	12.20%
2011	0.25%	238,337	14.244553	3,395,004	1.88%	-2.80%
2010	0.25%	306,766	14.655393	4,495,776	1.74%	13.98%
2009	0.25%	302,181	12.857966	3,885,433	2.33%	28.79%
2008	0.25%	339,211	9.983663	3,386,568	2.64%	-28.90%
VIP Contrafund Portfolio - Initial Class (FCP)
2012	0.25%	8,838	18.860264	166,687	1.35%	16.12%
2011	0.25%	9,281	16.241386	150,736	1.08%	-2.77%
2010	0.25%	8,752	16.703813	146,192	1.28%	16.92%
2009	0.25%	7,816	14.286022	111,660	1.45%	35.37%
2008	0.25%	7,839	10.553240	82,727	1.06%	-42.66%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Contrafund Portfolio - Service Class (FCS)
2012	0.20%	4,411	$19.873131	$87,660	0.73%	16.08%
2012	0.25%	22,189	23.593889	523,525	0.73%	16.02%
2011	0.20%	47,973	17.120921	821,342	0.67%	-2.83%
2011	0.25%	54,122	20.336584	1,100,657	0.67%	-2.88%
2010	0.20%	19	17.619725	335	1.08%	16.87%
2010	0.25%	121,638	20.939519	2,547,041	1.08%	16.82%
2009	0.25%	128,992	17.925263	2,312,216	1.20%	35.33%
2009	0.40%	7	17.614183	123	1.20%	35.12%
2008	0.25%	187,452	13.245967	2,482,983	0.83%	-42.76%
2008	0.40%	91	13.035628	1,186	0.83%	-42.84%
VIP Equity-Income Portfolio - Service Class (FEIS)
2012	0.25%	15,961	16.434813	262,316	2.95%	16.89%
2011	0.25%	24,684	14.059555	347,046	2.38%	0.61%
2010	0.25%	29,780	13.974628	416,164	1.98%	14.80%
2009	0.25%	37,804	12.172977	460,187	1.56%	29.71%
2008	0.25%	126,104	9.384986	1,183,484	2.16%	-42.85%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2012	0.25%	1,358	13.171487	17,887	0.41%	19.31%
2011	0.25%	1,426	11.039438	15,742	0.17%	2.04%
2010	0.25%	1,384	10.818560	14,973	0.25%	23.43%
2009	0.25%	959	8.765173	8,406	0.48%	45.49%
2008	0.25%	1,208	6.024737	7,278	0.35%	-55.13%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2012	0.25%	118,550	12.129365	1,437,936	0.31%	19.16%
2011	0.25%	116,596	10.178749	1,186,801	0.05%	1.93%
2010	0.25%	96,266	9.986456	961,356	0.10%	23.34%
2009	0.25%	104,534	8.096367	846,346	0.39%	45.36%
2008	0.25%	111,197	5.570057	619,374	0.34%	-55.17%
VIP Growth Portfolio - Initial Class (FGP)
2012	0.25%	4,878	11.107411	54,182	0.60%	14.40%
2011	0.25%	5,137	9.709124	49,876	0.38%	-0.05%
2010	0.25%	5,152	9.713714	50,045	0.27%	23.86%
2009	0.25%	9,771	7.842315	76,627	0.46%	27.97%
2008	0.25%	10,255	6.128418	62,847	1.06%	-47.30%
VIP Growth Portfolio - Service Class (FGS)
2012	0.25%	43,279	15.415811	667,181	0.49%	14.26%
2011	0.20%	296	10.228245	3,028	0.24%	-0.06%
2011	0.25%	46,640	13.492068	629,270	0.24%	-0.11%
2010	0.20%	79	10.234229	809	0.16%	23.81%
2010	0.25%	55,618	13.506697	751,215	0.16%	23.75%
2009	0.25%	70,607	10.914824	770,663	0.27%	27.83%
2009	0.40%	15	10.725399	161	0.27%	27.64%
2008	0.25%	112,901	8.538686	964,026	0.22%	-47.37%
2008	0.40%	64	8.403086	538	0.22%	-47.44%
VIP High Income Portfolio - Service Class (FHIS)
2012	0.25%	4,770	15.722259	74,995	5.73%	13.91%
2011	0.25%	5,829	13.802358	80,454	2.08%	3.67%
2010	0.25%	121,792	13.314203	1,621,563	20.72%	13.50%
2009	0.25%	22,244	11.730220	260,927	12.21%	43.41%
2008	0.25%	32,098	8.179245	262,537	8.70%	-25.25%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2012	0.25%	10,117	14.765878	149,386	2.95%	5.50%
2011	0.25%	3,082	13.995522	43,134	3.53%	6.94%
2010	0.25%	2,978	13.087122	38,973	5.27%	7.41%
2009	0.25%	4,113	12.184238	50,114	8.40%	15.38%
2008	0.25%	6,382	10.559688	67,392	3.49%	-3.59%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Mid Cap Portfolio - Service Class (FMCS)
2012	0.20%	2,202	$17.348525	$38,201	0.34%	14.52%
2012	0.25%	27,200	17.282185	470,075	0.34%	14.46%
2011	0.20%	31,565	15.148830	478,173	0.18%	-10.89%
2011	0.25%	56,899	15.098460	859,087	0.18%	-10.94%
2010	0.25%	71,093	16.952922	1,205,234	0.31%	28.38%
2009	0.25%	63,431	13.205147	837,616	0.62%	39.67%
2008	0.25%	48,480	9.454867	458,372	0.29%	-39.66%
VIP Overseas Portfolio - Initial Class (FOP)
2012	0.25%	2,129	13.240387	28,189	1.99%	20.44%
2011	0.25%	2,213	10.993482	24,329	1.44%	-17.37%
2010	0.25%	2,281	13.304487	30,348	1.43%	12.83%
2009	0.25%	1,927	11.791429	22,722	2.33%	26.21%
2008	0.25%	1,918	9.342405	17,919	2.68%	-43.95%
VIP Overseas Portfolio - Service Class (FOS)
2012	0.20%	33	14.039615	463	1.87%	20.30%
2012	0.25%	4,355	14.198038	61,832	1.87%	20.24%
2011	0.20%	125	11.670540	1,459	1.02%	-17.39%
2011	0.25%	11,702	11.808142	138,179	1.02%	-17.43%
2010	0.20%	39	14.127649	551	1.18%	12.77%
2010	0.25%	17,830	14.301363	254,993	1.18%	12.71%
2009	0.25%	30,392	12.688674	385,634	1.64%	26.12%
2009	0.40%	7	12.468464	87	1.64%	25.93%
2008	0.25%	95,011	10.060565	955,864	1.99%	-44.00%
2008	0.40%	91	9.900810	901	1.99%	-44.09%
VIP Value Strategies Portfolio - Service Class (FVSS)
2012	0.25%	1,235	18.632032	23,011	0.02%	26.78%
2011	0.25%	1,256	14.695999	18,458	0.96%	-9.07%
2010	0.25%	1,176	16.162748	19,007	0.51%	26.14%
2009	0.25%	1,063	12.813506	13,621	0.51%	57.00%
2008	0.25%	1,036	8.161269	8,455	1.27%	-51.30%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2012	0.20%	1,820	16.162056	29,415	0.80%	18.15%
2012	0.25%	210,605	16.100162	3,390,775	0.80%	18.09%
2011	0.20%	15,806	13.679206	216,214	0.77%	-3.95%
2011	0.25%	241,525	13.633645	3,292,866	0.77%	-4.00%
2010	0.25%	42,559	14.201682	604,409	0.67%	27.90%
2009	0.25%	32,968	11.103596	366,063	1.83%	28.83%
2008	0.25%	35,891	8.618488	309,326	0.63%	-33.18%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2012	0.20%	74	21.052856	1,558	2.99%	18.00%
2012	0.25%	8,780	20.944427	183,892	2.99%	17.94%
2011	0.20%	90	17.842000	1,606	1.57%	-10.81%
2011	0.25%	8,874	17.759014	157,593	1.57%	-10.86%
2010	0.20%	29	20.004971	580	1.84%	8.19%
2010	0.25%	7,694	19.921879	153,279	1.84%	8.14%
2009	0.25%	6,164	18.423035	113,560	3.48%	36.70%
2009	0.40%	4	18.221708	73	3.48%	36.50%
2008	0.25%	7,294	13.476974	98,301	2.49%	-40.53%
2008	0.40%	56	13.349706	748	2.49%	-40.62%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2012	0.25%	21,221	16.546601	351,135	5.61%	14.78%
2011	0.25%	42,354	14.416178	610,583	0.00%	-1.12%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Value- Institutional Shares (GVMCE)
2012	0.25%	60,565	$24.484957	$1,482,931	1.12%	18.17%
2011	0.25%	67,330	20.719959	1,395,075	0.57%	-6.61%
2010	0.25%	101,953	22.186180	2,261,948	0.65%	24.69%
2009	0.25%	125,459	17.793307	2,232,331	1.79%	32.82%
2008	0.25%	152,977	13.396598	2,049,371	1.05%	-37.21%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2012	0.25%	1,631	12.535151	20,445	0.36%	19.13%
Growth Opportunities Funds - Service Class (BNCAI)
2012	0.20%	56	25.102977	1,406	0.71%	18.01%
2012	0.25%	2,651	24.973675	66,205	0.71%	17.95%
2011	0.20%	80	21.272621	1,702	0.00%	3.82%
2011	0.25%	9,869	21.173648	208,963	0.00%	3.76%
2010	0.20%	14	20.490617	287	0.00%	26.13%
2010	0.25%	13,613	20.405470	277,780	0.00%	26.07%
2009	0.25%	24,993	16.186105	404,539	0.00%	37.98%
2009	0.40%	9	16.009192	144	0.00%	37.77%
2008	0.25%	76,333	11.730770	895,445	0.00%	-39.29%
2008	0.40%	77	11.619973	895	0.00%	-39.38%
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2012	0.25%	6,551	13.713252	89,836	2.97%	4.34%
2011	0.25%	6,903	13.142399	90,722	3.98%	0.04%
2010	0.25%	7,165	13.137264	94,128	5.22%	5.02%
2009	0.25%	7,568	12.509050	94,668	7.33%	13.04%
2008	0.25%	8,537	11.065682	94,468	4.36%	-13.64%
Growth Portfolio - I Class Shares (AMTG)
2012	0.25%	16,127	13.447150	216,862	0.00%	12.32%
2011	0.25%	16,821	11.972262	201,385	0.00%	-0.46%
2010	0.25%	17,823	12.028020	214,375	0.00%	31.01%
2009	0.25%	18,553	9.181242	170,340	0.00%	30.03%
2008	0.25%	22,768	7.060685	160,758	0.00%	-43.82%
Guardian Portfolio - I Class Shares (AMGP)
2012	0.25%	2,743	16.221440	44,495	0.29%	12.44%
2011	0.25%	5,520	14.426236	79,633	0.51%	-3.18%
2010	0.25%	4,952	14.900336	73,786	0.34%	18.72%
2009	0.25%	8,551	12.551274	107,326	0.76%	29.36%
2008	0.25%	20,227	9.702253	196,247	0.56%	-37.40%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2012	0.25%	1,254	21.421953	26,863	0.00%	12.13%
2011	0.25%	1,814	19.104154	34,655	0.00%	0.22%
2010	0.25%	8,832	19.061513	168,351	0.00%	28.77%
2009	0.25%	17,388	14.802282	257,382	0.00%	31.27%
2008	0.25%	41,787	11.276213	471,199	0.00%	-43.51%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2012	0.25%	22,906	14.876106	340,752	0.43%	16.31%
2011	0.25%	24,296	12.790357	310,755	0.00%	-11.58%
2010	0.25%	27,682	14.465228	400,426	0.54%	15.38%
2009	0.25%	41,218	12.537337	516,764	2.17%	55.68%
2008	0.25%	67,495	8.053019	543,539	0.53%	-52.51%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2012	0.25%	328	14.303271	4,691	0.00%	8.55%
2011	0.25%	314	13.176815	4,138	0.00%	-1.31%
2010	0.25%	599	13.351308	7,997	0.00%	19.31%
2009	0.25%	454	11.190284	5,080	0.00%	22.45%
2008	0.25%	1,396	9.138805	12,758	0.00%	-39.62%
2008	0.40%	2	9.052482	18	0.00%	-39.72%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Balanced Fund/VA - Non-Service Shares (OVMS)
2012	0.25%	25,431	$12.994878	$330,473	1.34%	12.06%
2011	0.25%	26,839	11.596444	311,237	2.24%	0.47%
2010	0.25%	27,934	11.542336	322,424	1.38%	12.63%
2009	0.25%	29,268	10.247784	299,932	0.00%	21.59%
2008	0.25%	29,567	8.428205	249,197	3.70%	-43.61%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2012	0.25%	36,864	16.408808	604,894	0.67%	13.83%
2011	0.25%	45,765	14.414807	659,694	0.56%	-1.40%
2010	0.25%	138,075	14.618833	2,018,495	0.21%	9.14%
2009	0.25%	186,596	13.394109	2,499,287	0.37%	44.16%
2008	0.25%	264,810	9.291336	2,460,439	0.15%	-45.65%
Core Bond Fund/VA - Non-Service Shares (OVB)
2012	0.25%	23,703	12.777653	302,869	4.90%	10.02%
2011	0.25%	25,148	11.614406	292,079	5.68%	8.00%
2010	0.25%	26,061	10.754380	280,270	1.81%	11.14%
2009	0.25%	27,417	9.676718	265,307	0.00%	9.34%
2008	0.25%	28,881	8.850218	255,603	6.02%	-39.20%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2012	0.25%	76,332	16.739250	1,277,740	2.34%	20.96%
2011	0.25%	101,503	13.838516	1,404,651	1.27%	-8.52%
2010	0.25%	115,302	15.127070	1,744,181	1.76%	15.68%
2009	0.25%	167,720	13.077210	2,193,310	2.37%	39.42%
2008	0.25%	191,747	9.379518	1,798,494	1.42%	-40.34%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2012	0.25%	10,241	13.232864	135,518	0.95%	16.58%
2011	0.25%	10,556	11.351026	119,821	0.83%	-0.26%
2010	0.25%	10,808	11.381017	123,006	1.10%	15.82%
2009	0.25%	11,200	9.826673	110,059	1.76%	27.97%
2008	0.25%	11,211	7.679167	86,091	2.39%	-38.62%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2012	0.25%	10,092	14.196892	143,275	0.00%	16.16%
2011	0.25%	10,534	12.222308	128,750	0.00%	0.84%
2010	0.25%	27,008	12.120053	327,338	0.00%	27.15%
2009	0.25%	28,425	9.532345	270,957	0.00%	32.28%
2008	0.25%	46,886	7.206392	337,879	0.00%	-49.19%
All Asset Portfolio - Administrative Class (PMVAAA)
2012	0.25%	2,739	17.942540	49,145	0.85%	14.66%
2011	0.25%	203,903	15.648744	3,190,826	12.33%	1.70%
2010	0.25%	2,149	15.387057	33,067	6.15%	12.81%
2009	0.25%	2,845	13.639951	38,806	6.80%	21.27%
2008	0.25%	2,717	11.247576	30,560	1.31%	-16.05%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2010	0.25%	36,057	12.014282	433,199	0.43%	9.21%
Low Duration Portfolio - Administrative Class (PMVLDA)
2012	0.20%	130	14.920147	1,940	1.82%	5.64%
2012	0.25%	284,644	14.843142	4,225,011	1.82%	5.59%
2011	0.20%	172	14.122982	2,429	1.68%	0.91%
2011	0.25%	94,955	14.057158	1,334,797	1.68%	0.86%
2010	0.20%	47	13.996078	658	1.56%	5.08%
2010	0.25%	97,738	13.937807	1,362,253	1.56%	5.03%
2009	0.25%	99,489	13.270656	1,320,284	3.19%	13.03%
2009	0.40%	7	13.125160	92	3.19%	12.86%
2008	0.25%	110,775	11.740354	1,300,538	4.25%	-0.70%
2008	0.40%	12	11.629122	140	4.25%	-0.85%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Real Return Portfolio - Administrative Class (PMVRRA)
2012	0.25%	236,204	$19.693483	$4,651,679	1.03%	8.48%
2011	0.25%	287,234	18.153657	5,214,348	2.05%	11.39%
2010	0.25%	295,591	16.297330	4,817,344	1.44%	7.84%
2009	0.25%	306,080	15.112339	4,625,585	2.99%	18.05%
2008	0.25%	235,840	12.801575	3,019,123	3.76%	-7.26%
Total Return Portfolio - Administrative Class (PMVTRA)
2012	0.20%	1,115,082	18.926252	21,104,323	2.54%	9.38%
2012	0.25%	324,842	18.828467	6,116,277	2.54%	9.33%
2011	0.20%	1,141,251	17.303112	19,747,194	2.63%	3.40%
2011	0.25%	534,042	17.222369	9,197,468	2.63%	3.35%
2010	0.20%	681,770	16.734465	11,409,056	2.42%	7.90%
2010	0.25%	231,206	16.664698	3,852,978	2.42%	7.84%
2009	0.20%	638,498	15.509642	9,902,875	5.13%	13.80%
2009	0.25%	374,451	15.452727	5,786,289	5.13%	13.74%
2009	0.40%	10	15.283042	153	5.13%	13.57%
2008	0.20%	503,145	13.628820	6,857,273	4.49%	4.54%
2008	0.25%	381,025	13.585613	5,176,458	4.49%	4.49%
2008	0.40%	82	13.456667	1,103	4.49%	4.33%
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
2012	0.25%	1,876	23.718546	44,496	5.47%	15.76%
2011	0.25%	1,537	20.490135	31,493	5.28%	-1.91%
2010	0.25%	1,397	20.889289	29,182	5.71%	17.75%
2009	0.25%	1,149	17.740695	20,384	16.90%	60.09%
2008	0.25%	848	11.081635	9,397	6.35%	-35.59%
Van Kampen V.I. Growth and Income Fund - Series I Shares (ACGI)
2012	0.25%	22,814	11.528209	263,005	1.31%	14.35%
2011	0.25%	49,129	10.081770	495,307	0.00%	-2.25%
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)
2012	0.25%	339	15.145833	5,134	1.42%	17.41%
2011	0.25%	425	12.900080	5,483	0.62%	-3.29%
2010	0.20%	4	13.394748	54	0.02%	7.14%
2010	0.25%	736	13.339087	9,818	0.02%	7.08%
2009	0.25%	77,825	12.456759	969,447	4.38%	47.63%
2009	0.40%	1	12.320545	12	4.38%	47.41%
2008	0.25%	438	8.437654	3,696	1.73%	-51.89%
V.I. International Growth Fund - Series I (AVIE)
2012	0.25%	2,673	19.873147	53,121	1.53%	15.24%
2011	0.25%	5,302	17.244564	91,431	1.51%	-6.97%
2010	0.25%	2,500	18.537223	46,343	2.29%	12.58%
2009	0.25%	1,802	16.465672	29,671	4.30%	34.90%
2008	0.25%	331	12.205427	4,040	0.50%	-40.53%
Micro-Cap Portfolio - Investment Class (ROCMC)
2012	0.20%	1,133	26.061067	29,527	0.00%	7.39%
2012	0.25%	39,443	25.926857	1,022,633	0.00%	7.34%
2011	0.20%	9,938	24.267837	241,174	1.70%	-12.28%
2011	0.25%	66,349	24.154962	1,602,658	1.70%	-12.32%
2010	0.20%	49	27.663928	1,356	2.08%	29.70%
2010	0.25%	106,105	27.549005	2,923,087	2.08%	29.64%
2009	0.25%	95,536	21.251012	2,030,237	0.00%	57.65%
2009	0.40%	14	21.018795	294	0.00%	57.41%
2008	0.25%	119,381	13.479984	1,609,254	2.26%	-43.41%
2008	0.40%	77	13.352691	1,028	2.26%	-43.50%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity Income Portfolio - II (TREI2)
2012	0.20%	52	$19.129466	$995	1.93%	16.69%
2012	0.25%	71,969	19.030987	1,369,641	1.93%	16.63%
2011	0.20%	73	16.393623	1,197	1.37%	-1.22%
2011	0.25%	81,115	16.317395	1,323,585	1.37%	-1.27%
2010	0.20%	15	16.595545	249	1.71%	14.51%
2010	0.25%	150,052	16.526617	2,479,852	1.71%	14.46%
2009	0.25%	148,660	14.439362	2,146,556	1.72%	24.94%
2009	0.40%	3	14.281536	43	1.72%	24.75%
2008	0.25%	208,609	11.557153	2,410,926	2.05%	-36.42%
2008	0.40%	58	11.447985	664	2.05%	-36.52%
Mid-Cap Growth Portfolio - II (TRMCG2)
2012	0.25%	7,391	29.028993	214,553	0.00%	13.33%
2011	0.25%	8,144	25.614079	208,601	0.00%	-1.77%
2010	0.25%	44,778	26.074777	1,167,576	0.00%	27.46%
2009	0.25%	63,884	20.457409	1,306,901	0.00%	45.00%
2008	0.25%	76,782	14.108326	1,083,265	0.00%	-40.09%
New America Growth Portfolio (TRNAG1)
2012	0.25%	3,811	16.735434	63,779	0.36%	12.84%
2011	0.25%	15,840	14.831357	234,929	0.11%	-1.32%
2010	0.25%	39,982	15.029245	600,899	0.18%	19.35%
2009	0.25%	54,891	12.592384	691,209	0.00%	49.39%
2008	0.25%	146,246	8.429140	1,232,728	0.00%	-38.40%
VIP Trust - Global Bond Fund: Initial Class (VWBF)
2012	0.25%	17,206	21.559852	370,959	2.22%	5.29%
2011	0.25%	18,236	20.477523	373,428	7.67%	7.87%
2010	0.25%	18,984	18.983449	360,382	4.20%	5.93%
2009	0.25%	27,754	17.920563	497,367	3.88%	5.72%
2008	0.25%	29,316	16.951478	496,950	0.00%	3.35%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2012	0.25%	46,580	30.634191	1,426,941	0.00%	29.48%
2011	0.25%	50,207	23.658853	1,187,840	0.62%	-25.92%
2010	0.25%	99,639	31.937979	3,182,268	0.71%	26.52%
2009	0.25%	125,304	25.242895	3,163,036	0.14%	112.64%
2008	0.25%	86,252	11.870996	1,023,897	0.00%	-64.87%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	0.25%	12,664	36.282807	459,485	0.58%	3.13%
2011	0.25%	18,335	35.182382	645,069	1.78%	-16.66%
2010	0.25%	43,231	42.214751	1,824,986	0.14%	28.91%
2009	0.25%	5,862	32.746823	191,962	0.37%	57.14%
2008	0.25%	17,384	20.838997	362,265	0.08%	-46.26%
Variable Insurance Portfolios - Growth (WRGP)
2012	0.25%	195	15.968332	3,114	0.07%	12.46%
2011	0.25%	207	14.198847	2,939	0.37%	1.87%
2010	0.25%	259	13.938364	3,610	0.62%	12.30%
2009	0.25%	225	12.411842	2,793	0.00%	26.76%
2008	0.25%	97	9.791882	950	0.00%	-36.43%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2012	0.25%	818	15.482465	12,665	0.63%	17.42%
2011	0.25%	1,501	13.185267	19,791	0.57%	4.75%
2010	0.25%	504	12.587772	6,344	1.80%	28.19%
2009	0.25%	440	9.819846	4,321	2.06%	23.31%
2008	0.25%	917	7.963301	7,302	0.71%	-36.20%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Discovery Fund (SVDF)
2012	0.25%	1,158	$28.735472	$33,276	0.00%	17.44%
2011	0.25%	1,204	24.468093	29,460	0.00%	0.17%
2010	0.25%	1,173	24.425922	28,652	0.00%	35.20%
2009	0.25%	886	18.066031	16,007	0.00%	39.95%
2008	0.25%	979	12.908594	12,638	0.00%	-44.50%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2012	0.25%	3,441	16.855104	57,998	0.09%	15.23%
2011	0.25%	3,619	14.626997	52,935	0.09%	-5.75%
2010	0.25%	9,786	15.520123	151,880	0.78%	23.45%
2009	0.25%	36,207	12.572347	455,207	0.00%	47.37%
2008	0.25%	61,250	8.531293	522,542	1.86%	-40.25%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.25%	195	17.662531	3,444	0.00%	-7.39%
2010	0.25%	205	19.072022	3,910	0.00%	18.48%
2009	0.25%	146	16.097055	2,350	0.00%	42.02%
2008	0.25%	130	11.334726	1,474	0.00%	-47.16%
Credit Suisse Trust- International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.25%	31,819	11.315359	360,043	0.10%	11.95%
2009	0.25%	48,168	10.107469	486,857	0.00%	1.07%	12/11/2009
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	0.25%	933	17.534069	16,359	0.32%	7.74%
2008	0.25%	770	16.274553	12,531	3.98%	-33.11%
NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	0.25%	11,059	14.464062	159,958	1.00%	11.18%
2009	0.25%	14,555	13.009466	189,353	0.93%	24.69%
2008	0.25%	23,402	10.433265	244,159	0.71%	-44.48%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.25%	15,749	8.993222	141,634	2.89%	-41.18%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.25%	47,447	6.456612	306,347	2.39%	-46.89%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.25%	18,652	9.556437	178,247	2.05%	-25.73%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	0.25%	2,433	13.625762	33,151	1.18%	31.42%
2008	0.25%	2,534	10.367711	26,272	1.61%	-46.41%
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	0.25%	6,814	13.548576	92,320	0.34%	18.87%
2008	0.25%	12,452	11.398285	141,931	0.06%	-25.40%
NVIT Leaders Fund - Class I (obsolete) (GVUS1)
2009	0.25%	629	11.820920	7,435	0.66%	33.45%
2008	0.25%	539	8.857680	4,774	0.81%	-50.03%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.25%	7,172	8.073523	57,903	0.00%	-46.25%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.25%	33,965	3.249860	110,381	0.00%	52.09%
2008	0.25%	81,631	2.136859	174,434	0.00%	-48.70%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	0.25%	855	13.942266	11,921	0.00%	25.52%
2008	0.25%	4,939	11.107192	54,858	0.00%	-41.44%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.25%	33,463	9.078469	303,793	0.13%	14.17%
2009	0.25%	75,682	7.951497	601,785	1.14%	24.36%
2008	0.25%	74,511	6.394190	476,437	0.10%	-34.76%
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.25%	4,864	10.186075	49,545	3.11%	-36.35%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT - C NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series II - Strategic Value VIP - Class B (obsolete) (SVSHEB)
2008	0.25%	22,579	$5.898673	$133,186	2.81%	-46.29%
2012	Contract owners equity:				$170,846,228
2011	Contract owners equity:				$175,112,108
2010	Contract owners equity:				$182,186,115
2009	Contract owners equity:				$179,342,661
2008	Contract owners equity:				$166,504,391

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.